Document and Entity Information	6 Months Ended
Sep. 30, 2010
Document and Entity Information
Document Type	F-4
Amendment Flag	false
Document Period End Date	Sep 30, 2010
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	Q2
Trading Symbol	pc
Entity Registrant Name	PANASONIC Corp
Entity Central Index Key	0000063271
Current Fiscal Year End Date	--03-31
Entity Filer Category	Large Accelerated Filer

Consolidated Balance Sheets (JPY ¥) In Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2010	Mar. 31, 2010	Mar. 31, 2009
Current assets:
Cash and cash equivalents (Note 9)	¥ 1,868,406	¥ 1,109,912	¥ 973,867
Time deposits (Note 9)	102,076	92,032	189,288
Short-term investments (Notes 5 and 18)			1,998
Trade receivables (Note 16):
Related companies (Note 4)	45,644	37,940	16,178
Notes	77,308	74,028	42,582
Accounts (Note 17)	1,057,328	1,097,230	727,504
Allowance for doubtful receivables	(22,906)	(24,158)	(21,131)
Net trade receivables	1,157,374	1,185,040	765,133
Inventories (Note 3)	1,010,673	913,646	771,137
Other current assets (Notes 11, 17 and 18)	459,005	505,418	493,271
Total current assets	4,597,534	3,806,048	3,194,694
Investments and advances:
Associated companies (Notes 4 and 18)	154,387	177,128	123,959
Other investments and advances (Notes 5, 9 and 18)	379,182	459,634	427,792
Total investments and advances	533,569	636,762	551,751
Property, plant and equipment (Notes 6, 7, 9 and 18):
Land	385,279	391,394	298,346
Buildings	1,757,887	1,767,674	1,532,359
Machinery and equipment	2,234,098	2,303,633	2,229,123
Construction in progress	125,708	128,826	213,617
Property, Plant and Equipment, Gross, Total	4,502,972	4,591,527	4,273,445
Less accumulated depreciation	2,590,061	2,635,506	2,698,615
Net property, plant and equipment	1,912,911	1,956,021	1,574,830
Other assets:
Goodwill (Notes 8 and 18)	920,312	923,001	410,792
Intangible assets (Notes 7, 8 and 18)	576,481	604,865	120,712
Other assets (Notes 10 and 11)	423,159	431,360	550,537
Total other assets	1,919,952	1,959,226	1,082,041
Assets, Total	8,963,966	8,358,057	6,403,316
Current liabilities:
Short-term debt, including current portion of long-term debt (Notes 6, 9 and 18)	1,113,805	299,064	94,355
Trade payables:
Related companies (Note 4)	97,049	66,596	58,315
Notes	57,398	59,516	38,196
Accounts (Note 17)	934,239	945,334	582,857
Total trade payables	1,088,686	1,071,446	679,368
Accrued income taxes (Note 11)	59,446	39,154	26,139
Accrued payroll	159,753	149,218	115,845
Other accrued expenses (Note 19)	818,935	826,051	672,836
Deposits and advances from customers	67,729	64,046	60,935
Employees' deposits	9,704	10,009	269
Other current liabilities (Notes 10, 11, 17 and 18)	362,201	356,875	350,681
Total current liabilities	3,680,259	2,815,863	2,000,428
Noncurrent liabilities:
Long-term debt (Notes 6, 9 and 18)	950,131	1,028,928	651,310
Retirement and severance benefits (Note 10)	415,931	435,799	404,367
Other liabilities (Note 11)	379,800	397,694	134,630
Total noncurrent liabilities	1,745,862	1,862,421	1,190,307
Panasonic Corporation shareholders' equity:
Common stock (Note 12): Authorized - 4,950,000,000 shares Issued - 2,453,053,497 shares	258,740	258,740	258,740
Capital surplus (Note 12)	1,126,269	1,209,516	1,217,764
Legal reserve (Note 12)	93,949	93,307	92,726
Retained earnings (Note 12)	2,413,210	2,349,487	2,479,416
Accumulated other comprehensive income (loss) (Notes 5, 10, 13 and 17):
Cumulative translation adjustments	(445,087)	(352,649)	(341,592)
Unrealized holding gains (losses) of available-for-sale securities	10,353	40,700	(10,563)
Unrealized gains (losses) of derivative instruments	1,728	1,272	(4,889)
Pension liability adjustments	(136,507)	(137,555)	(237,333)
Total accumulated other comprehensive loss	(569,513)	(448,232)	(594,377)
Treasury stock, at cost (Note 12): 382,448,008 shares as of March 31, 2010, 382,411,876 shares as of March 31, 2009, and 382,723,437 shares as of September 30, 2010	(670,695)	(670,330)	(670,289)
Total Panasonic Corporation shareholders' equity	2,651,960	2,792,488	2,783,980
Noncontrolling interests	885,885	887,285	428,601
Total equity	3,537,845	3,679,773	3,212,581
Commitments and contingent liabilities (Notes 6 and 19)
Liabilities and Stockholders' Equity, Total	¥ 8,963,966	¥ 8,358,057	¥ 6,403,316

Consolidated Balance Sheets (Parenthetical)	Sep. 30, 2010	Mar. 31, 2010	Mar. 31, 2009
Consolidated Balance Sheets
Common stock, shares authorized	4,950,000,000	4,950,000,000	4,950,000,000
Common stock, shares issued	2,453,053,497	2,453,053,497	2,453,053,497
Treasury stock , shares	382,723,437	382,448,008	382,411,876

Consolidated Statements of Operations (JPY ¥) In Millions, except Per Share data	6 Months Ended		12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Net sales:
Related companies (Note 4)	¥ 114,544	¥ 102,631	¥ 209,938	¥ 223,231	¥ 371,216
Other	4,253,404	3,230,665	7,208,042	7,542,276	8,697,712
Total net sales	4,367,948	3,333,296	7,417,980	7,765,507	9,068,928
Cost of sales (Notes 4, 16 and 17)	(3,199,550)	(2,423,537)	(5,341,059)	(5,667,287)	(6,377,240)
Selling, general and administrative expenses (Note 16)	(999,430)	(880,902)	(1,886,468)	(2,025,347)	(2,172,207)
Interest income	5,717	6,044	12,348	23,477	34,371
Dividends received	3,483	4,103	6,746	11,486	10,317
Other income (Notes 5, 6 and 17)	30,260	16,603	47,896	52,709	70,460
Interest expense	(14,285)	(11,566)	(25,718)	(19,386)	(20,357)
Other deductions (Notes 2, 4, 5, 7, 8, 15, 16, 17 and 18)	(49,590)	(70,494)	(261,040)	(523,793)	(179,279)
Income (loss) before income taxes	144,553	(26,453)	(29,315)	(382,634)	434,993
Provision for income taxes (Note 11):
Current	65,631	(2,318)	58,147	61,840	128,181
Deferred	(1,484)	25,092	83,686	(24,482)	(13,608)
Income Tax Expense (Benefit), Total	64,147	22,774	141,833	37,358	114,573
Equity in earnings (losses) of associated companies (Note 4)	3,629	(2,049)	481	16,149	(9,906)
Net income (loss)	84,035	(51,276)	(170,667)	(403,843)	310,514
Less net income (loss) attributable to noncontrolling interests	9,317	(4,408)	(67,202)	(24,882)	28,637
Net income (loss) attributable to Panasonic Corporation	¥ 74,718	¥ (46,868)	¥ (103,465)	¥ (378,961)	¥ 281,877
Net income (loss) per share attributable to Panasonic Corporation common shareholders (Note 14):
Basic	¥ 36.09	¥ (22.63)	¥ (49.97)	¥ (182.25)	¥ 132.9
Diluted				¥ (182.25)	¥ 132.9

Consolidated Statements of Equity (JPY ¥) In Millions	Common stock (Note 12)	Capital surplus (Note 12)	Legal reserve (Note 12)	Retained earnings (Note 12)	Accumulated other comprehensive income (loss) (Note 13)	Treasury stock (Note 12)	Noncontrolling interests	Disclosure of comprehensive income (loss)	Total
Balance at beginning of year at Mar. 31, 2007	¥ 258,740	¥ 1,220,967	¥ 88,588	¥ 2,737,024	¥ 107,097	¥ (495,675)	¥ 551,154
Net income (loss)								310,514	310,514
Repurchase of common stock						(103,112)
Balance at beginning of period as adjusted				2,737,024	107,097		551,154
Sale of treasury stock		59				214
Cash dividends paid to noncontrolling interests							(19,807)
Net income (loss) attributable to Panasonic Corporation				281,877					281,877
Other comprehensive income (loss), net of tax					(280,994)
Decrease from issuance of new shares by a subsidiary		(3,161)
Acquisition transaction							29,248
Cash dividends to Panasonic Corporation stockholders				(69,295)
Issuance of shares by subsidiaries							40,000
Transfer from retained earnings			1,541	(1,541)
Change in consolidated subsidiaries							(90,470)
Equity transactions with noncontrolling interests and others							(3,520)
Net income (loss) attributable to noncontrolling interests							28,637		(28,637)
Other comprehensive income (loss), net of tax:
Translation adjustments							(8,260)	(137,514)
Unrealized holding gains (losses) of available-for-sale securities							(3,806)	(119,195)
Unrealized gains (losses) of derivative instruments							332	3,796
Pension liability adjustments							(8,888)	(48,703)
Comprehensive income (loss)								8,898
Comprehensive income (loss) attributable to noncontrolling interests								8,015
Comprehensive income (loss) attributable to Panasonic Corporation								883
Balance at end of period at Mar. 31, 2008	258,740	1,217,865	90,129	2,948,065	(173,897)	(598,573)	514,620
Net income (loss)								(403,843)	(403,843)
Effects of changing the pension plan measurement date, net of tax (Note 10)				(3,727)	(73,571)		(3)
Repurchase of common stock						(72,416)
Balance at beginning of period as adjusted				2,944,338	(247,468)		514,617
Sale of treasury stock		(101)				700
Cash dividends paid to noncontrolling interests							(20,803)
Net income (loss) attributable to Panasonic Corporation				(378,961)					(378,961)
Other comprehensive income (loss), net of tax					(346,909)
Cash dividends to Panasonic Corporation stockholders				(83,364)
Transfer from retained earnings			2,597	(2,597)
Equity transactions with noncontrolling interests and others							(1,422)
Net income (loss) attributable to noncontrolling interests							(24,882)		24,882
Other comprehensive income (loss), net of tax:
Translation adjustments							(18,043)	(130,843)
Unrealized holding gains (losses) of available-for-sale securities							(1,619)	(57,624)
Unrealized gains (losses) of derivative instruments							(12)	(9,227)
Pension liability adjustments							(19,235)	(188,124)
Comprehensive income (loss)								(789,661)
Comprehensive income (loss) attributable to noncontrolling interests								(63,791)
Comprehensive income (loss) attributable to Panasonic Corporation								(725,870)
Balance at end of period at Mar. 31, 2009	258,740	1,217,764	92,726	2,479,416	(594,377)	(670,289)	428,601		3,212,581
Net income (loss)								(51,276)	(51,276)
Repurchase of common stock						(43)
Balance at beginning of period as adjusted				2,479,416	(594,377)		428,601
Sale of treasury stock		(6)				22
Cash dividends paid to noncontrolling interests							(9,071)
Net income (loss) attributable to Panasonic Corporation				(46,868)					(46,868)
Other comprehensive income (loss), net of tax					(12,270)
Cash dividends to Panasonic Corporation stockholders				(15,530)
Transfer from retained earnings			1,100	(1,100)
Equity transactions with noncontrolling interests and others		(8,116)					(2,031)
Net income (loss) attributable to noncontrolling interests							(4,408)		4,408
Other comprehensive income (loss), net of tax:
Translation adjustments							(7,364)	(56,825)
Unrealized holding gains (losses) of available-for-sale securities							1,307	33,066
Unrealized gains (losses) of derivative instruments							37	7,018
Pension liability adjustments							(2,134)	(3,683)
Comprehensive income (loss)								(71,700)
Comprehensive income (loss) attributable to noncontrolling interests								(12,562)
Comprehensive income (loss) attributable to Panasonic Corporation								(59,138)
Balance at end of period at Sep. 30, 2009	258,740	1,209,642	93,826	2,415,918	(606,647)	(670,310)	404,937
Balance at beginning of year at Mar. 31, 2009	258,740	1,217,764	92,726	2,479,416	(594,377)	(670,289)	428,601		3,212,581
Net income (loss)								(170,667)	(170,667)
Repurchase of common stock						(72)
Balance at beginning of period as adjusted				2,479,416	(594,377)		428,601
Sale of treasury stock		(8)				31
Cash dividends paid to noncontrolling interests							(14,619)
Net income (loss) attributable to Panasonic Corporation				(103,465)					(103,465)
Other comprehensive income (loss), net of tax					146,145
Acquisition transaction							532,360
Cash dividends to Panasonic Corporation stockholders				(25,883)
Transfer from retained earnings			581	(581)
Equity transactions with noncontrolling interests and others		(8,240)					(2,402)
Net income (loss) attributable to noncontrolling interests							(67,202)		67,202
Other comprehensive income (loss), net of tax:
Translation adjustments							1,238	(9,819)
Unrealized holding gains (losses) of available-for-sale securities							2,378	53,641
Unrealized gains (losses) of derivative instruments							68	6,229
Pension liability adjustments							6,863	106,641
Comprehensive income (loss)								(13,975)
Comprehensive income (loss) attributable to noncontrolling interests								(56,655)
Comprehensive income (loss) attributable to Panasonic Corporation								42,680
Balance at end of period at Mar. 31, 2010	258,740	1,209,516	93,307	2,349,487	(448,232)	(670,330)	887,285		3,679,773
Net income (loss)								84,035	84,035
Repurchase of common stock						(386)
Balance at beginning of period as adjusted				2,349,487	(448,232)		887,285
Sale of treasury stock		(7)				21
Cash dividends paid to noncontrolling interests							(8,072)
Net income (loss) attributable to Panasonic Corporation				74,718					74,718
Other comprehensive income (loss), net of tax					(121,281)
Cash dividends to Panasonic Corporation stockholders				(10,353)
Transfer from retained earnings			642	(642)
Equity transactions with noncontrolling interests and others		(83,240)					20,966
Net income (loss) attributable to noncontrolling interests							9,317		(9,317)
Other comprehensive income (loss), net of tax:
Translation adjustments							(21,890)	(114,328)
Unrealized holding gains (losses) of available-for-sale securities							(2,070)	(32,417)
Unrealized gains (losses) of derivative instruments							(30)	426
Pension liability adjustments							379	1,427
Comprehensive income (loss)								(60,857)
Comprehensive income (loss) attributable to noncontrolling interests								(14,294)
Comprehensive income (loss) attributable to Panasonic Corporation								(46,563)
Balance at end of period at Sep. 30, 2010	¥ 258,740	¥ 1,126,269	¥ 93,949	¥ 2,413,210	¥ (569,513)	¥ (670,695)	¥ 885,885		¥ 3,537,845

Consolidated Statements of Cash Flows (JPY ¥) In Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Cash flows from operating activities (Note 16):
Net income (loss)	¥ 84,035	¥ (51,276)	¥ (170,667)	¥ (403,843)	¥ 310,514
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	179,685	131,316	298,270	364,806	320,534
Net gain on sale of investments	(6,876)	(407)	(5,137)	(13,512)	(14,402)
Provision for doubtful receivables	3,097	1,790	10,862	10,538	6,008
Deferred income taxes	(1,484)	25,092	83,686	(24,482)	(13,608)
Write-down of investment securities (Notes 4, 5 and 18)	25,691	2,859	6,944	92,016	31,842
Impairment loss on long-lived assets (Notes 7 and 8)	2,195	7,559	83,004	313,466	44,627
Cash effects of changes in, excluding acquisition:
Trade receivables	(3,131)	(98,019)	(119,966)	249,123	(56,677)
Inventories	(132,022)	(22,586)	100,576	21,011	(37,372)
Other current assets	(4,132)	(16,612)	24,151	30,279	39,602
Trade payables	51,612	140,974	83,719	(199,176)	(41,568)
Accrued income taxes	20,462	4,270	6,706	(33,358)	5,765
Accrued expenses and other current liabilities	41,421	20,168	102,743	(157,660)	9,973
Retirement and severance benefits	(18,911)	(8,357)	(8,655)	(107,196)	(128,937)
Deposits and advances from customers	3,004	2,284	(7,368)	(21,191)	(15,915)
Other	2,676	17,175	33,465	(4,174)	5,672
Net cash provided by operating activities	247,322	156,230	522,333	116,647	466,058
Cash flows from investing activities (Note 16):
Proceeds from sale of short-term investments			6,442		697
Purchase of short-term investments			(6,369)
Proceeds from disposition of investments and advances	59,624	34,837	61,302	221,127	313,947
Increase in investments and advances	(2,633)	(3,926)	(8,855)	(34,749)	(160,423)
Capital expenditures	(200,728)	(203,219)	(375,648)	(521,580)	(418,730)
Proceeds from disposals of property, plant and equipment	72,771	18,544	117,857	40,476	151,279
(Increase) decrease in time deposits	(14,412)	154,792	99,274	(136,248)	166,750
Purchase of shares of newly consolidated subsidiaries, net of acquired companies' cash and cash equivalents (Note 2)			(174,808)		(68,309)
Other	(6,838)	(21,247)	(42,854)	(38,503)	(46,582)
Net cash used in investing activities	(92,216)	(20,219)	(323,659)	(469,477)	(61,371)
Cash flows from financing activities (Note 16):
Increase (decrease) in short-term debt	798,043	383,023	(3,360)	(34,476)	(5,815)
Proceeds from long-term debt	2,425	45,830	53,172	442,515	1,344
Repayments of long-term debt	(65,884)	(21,870)	(54,780)	(83,257)	(46,750)
Dividends paid to Panasonic Corporation shareholders (Note 12)	(10,353)	(15,530)	(25,883)	(83,364)	(69,295)
Dividends paid to noncontrolling interests	(8,072)	(9,071)	(14,619)	(20,803)	(19,807)
Repurchase of common stock (Note 12)	(386)	(43)	(72)	(72,416)	(103,112)
Sale of treasury stock (Note 12)	14	16	23	599	273
Purchase of noncontrolling interests	(61,759)	(10,198)	(11,095)
Proceeds from issuance of shares by subsidiaries					39,866
Other	(301)	420	(359)	(86)	(252)
Net cash provided by (used in) financing activities	653,727	372,577	(56,973)	148,712	(203,548)
Effect of exchange rate changes on cash and cash equivalents	(50,339)	(22,950)	(5,656)	(36,831)	(129,521)
Effect of changes in consolidated subsidiaries (Note 16)					(93,441)
Net increase (decrease) in cash and cash equivalents	758,494	485,638	136,045	(240,949)	(21,823)
Cash and cash equivalents at beginning of year	1,109,912	973,867	973,867	1,214,816	1,236,639
Cash and cash equivalents at end of year	¥ 1,868,406	¥ 1,459,505	¥ 1,109,912	¥ 973,867	¥ 1,214,816

Summary of Significant Accounting Policies	6 Months Ended
Sep. 30, 2010
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
(1)	Summary of Significant Accounting Policies

(a)	Description of Business

Panasonic Corporation (hereinafter, the "Company," including consolidated subsidiaries, unless the context otherwise requires) is one of the world's leading producers of electronic and electric products. The Company currently offers a comprehensive range of products, systems and components for consumer, business and industrial use based on sophisticated electronics and precision technology, expanding to building materials and equipment, and housing business.

Sales by product category in fiscal 2010 were as follows: Digital AVC Networks—43%, Home Appliances—15%, PEW and PanaHome*—20%, Components and Devices—11%, SANYO*—5%, and Other—6%. A sales breakdown in fiscal 2010 by geographical market was as follows: Japan—54%, North and South America—12%, Europe—11%, and Asia and Others—23%.

Sales by product category for the six months ended September 30, 2010 were as follows: Digital AVC Networks—35%, Home Appliances—14%, PEW and PanaHome*—17%, Components and Devices—9%, SANYO*—19%, and Other—6%. A sales breakdown by geographical market was as follows: Japan—50%, North and South America—13%, Europe—10%, and Asia and Others—27%.

The Company is not dependent on a single supplier, and has no significant difficulty in obtaining raw materials from suppliers.

* PEW stands for Panasonic Electric Works Co., Ltd. and PanaHome stands for PanaHome Corporation. SANYO stands for SANYO Electric Co., Ltd.

(b)	Basis of Presentation of Consolidated Financial Statements

The Company and its domestic subsidiaries maintain their books of account in conformity with financial accounting standards of Japan, and its foreign subsidiaries in conformity with those of the countries of their domicile.

The consolidated financial statements presented herein have been prepared in a manner and reflect adjustments which are necessary to conform with U.S. generally accepted accounting principles.

(c)	Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its majority-owned, controlled subsidiaries. The Company also consolidates entities in which controlling interest exists through variable interests in accordance with the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 810, "Consolidation." Investments in companies and joint ventures over which the Company has the ability to exercise significant influence (generally through a voting interest of between 20% to 50%) are included in "Investments and advances—Associated companies" in the consolidated balance sheets. All significant intercompany balances and transactions have been eliminated in consolidation.

(d)	Revenue Recognition

The Company generates revenue principally through the sale of consumer and industrial products, equipment, and supplies. The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, and title and risk of loss have been transferred to the customer or services have been rendered, the sales price is fixed or determinable, and collectibility is reasonably assured.

Revenue from sales of products is generally recognized when the products are received by customers. Revenue from sales of certain products with customer acceptance provisions related to their functionality is recognized when the product is received by the customer and the specific criteria of the product functionality are successfully tested and demonstrated.

The Company enters into arrangements with multiple elements, which may include any combination of products, equipment, installation and maintenance. The Company allocates revenue to each element based on its relative fair value if such element meets the criteria for treatment as a separate unit of accounting as prescribed in the provisions of ASC 605, "Revenue Recognition." Product revenue is generally recognized upon completion of installation or upon shipment if installation is not required. Maintenance revenue is recognized on a straight-line basis over the term of the maintenance agreement.

The Company's policy is to accept product returns only in the case that the products are defective. The Company issues contractual product warranties under which it guarantees the performance of products delivered and services rendered for a certain period of time. A liability for the estimated product warranty related cost is established at the time revenue is recognized, and is included in "Other accrued expenses." Estimates for accrued warranty cost are primarily based on historical experience and current information on repair cost.

Historically, the Company has made certain allowances related to sales to its consumer business distributors. Such allowances are generally provided to compensate the distributors for a decline in the product's value, and are classified as a reduction of revenue on the consolidated statements of operations. Estimated price adjustments are accrued when the related sales are recognized. The estimate is made based primarily on the historical experience or specific arrangements made with the distributors.

The Company also occasionally offers incentive programs to its distributors in the form of rebates. These rebates are accrued at the latter of the date at which the related revenue is recognized or the date at which the incentive is offered, and are recorded as reductions of sales in accordance with in the provisions of ASC 605.

Taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of operations.

(e)	Leases (See Note 6)

The Company accounts for leases in accordance with the provisions of ASC 840, "Leases." Leases of the assets under certain conditions are recorded as capital leases in property, plant and equipment in the consolidated balance sheets.

(f)	Inventories (See Note 3)

Finished goods and work in process are stated at the lower of cost (average) or market. Raw materials are stated at cost, principally on a first-in, first-out basis or average basis, not in excess of current replacement cost.

(g)	Foreign Currency Translation (See Note 13)

Foreign currency financial statements are translated in accordance with the provisions of ASC 830, "Foreign Currency Matters," under which all assets and liabilities are translated into yen at year-end rates and income and expense accounts are translated at weighted-average rates. Adjustments resulting from the translation of financial statements are reflected under the caption, "Accumulated other comprehensive income (loss)," a separate component of equity.

(h)	Property, Plant and Equipment

Property, plant and equipment is stated at cost. Depreciation is computed primarily using the straight-line method based on the following estimated useful lives:

Buildings	5 to 50 years
Machinery and equipment	2 to 10 years

Effective April 1, 2009, the Company and certain of its domestic subsidiaries changed their depreciation method from the declining-balance method to the straight-line method. The Company believes that the straight-line method better reflects the pattern of consumption of the future benefits to be derived from those assets being depreciated and provides a better matching of costs and revenues over the assets' estimated useful lives. Under the provisions of ASC 250, "Accounting Changes and Error Corrections," a change in depreciation method is treated on a prospective basis as a change in estimate and prior period results have not been restated. The change in depreciation method caused a decrease in depreciation expense by 11,031 million yen for the year ended March 31, 2010. Net loss attributable to Panasonic Corporation and basic net loss per share attributable to Panasonic Corporation common shareholders decreased by 6,861 million yen and 3.31 yen, respectively, for the year ended March 31, 2010. Impact on diluted net income (loss) per share attributable to Panasonic Corporation common shareholders for the year ended March 31, 2010 has been omitted because the Company did not have potentially dilutive common shares that were outstanding for the period.

(i)	Goodwill and Other Intangible Assets (See Notes 7 and 8)

Goodwill represents the excess of costs over the fair value of net assets of businesses acquired. The Company adopted the provisions of ASC 350, "Intangibles—Goodwill and Other." Goodwill and intangible assets determined to have an indefinite useful life are not amortized, and are instead reviewed for impairment at least annually based on assessment of current estimated fair value of the intangible asset. The goodwill impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform the second step of the impairment test (measurement). If the fair value of the reporting unit exceeds its carrying amount, the second step does not need to be performed. Under the second step, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation in business combinations. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a guideline merged and acquired company method, guideline public company method, and a discounted cash flow analysis. The provisions of ASC 350 also requires that intangible assets with estimable useful lives be amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment based on an assessment of the undiscounted cash flows expected by the asset, whenever impairment indications are presented. An impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset.

(j)	Investments and Advances (See Notes 4, 5, 13 and 18)

Investments and advances primarily consist of investments in and advances to associated companies, cost method investments, available-for-sale securities, and long-term deposits. Cost method investments and long-term deposits are recorded at historical cost.

The equity method is used to account for investments in associated companies in which the Company exerts significant influence, generally having a 20% to 50% voting interest, and corporate joint ventures. The Company also uses the equity method for certain investees if the minority shareholders have substantive participating rights. Under the equity method of accounting, investments are stated at their underlying net equity value after elimination of intercompany profits. The cost method is used when the Company does not have significant influence.

The excess of cost of the stock of the associated companies over the Company's share of their net assets at the acquisition date, included in the equity investment balance, is recognized as equity method goodwill. Such equity method goodwill is not being amortized and is instead tested for impairment as part of the equity method investment.

The Company accounts for debt and marketable equity securities in accordance with the provisions of ASC 320, "Investments—Debt and Equity Securities."

The provisions of ASC 320 require that certain investments in debt and marketable equity securities be classified as held-to-maturity, trading, or available-for-sale securities. The Company classifies its existing marketable equity securities other than investments in associated companies and all debt securities as available-for-sale. Available-for-sale securities are carried at fair value with unrealized holding gains or losses included as a component of accumulated other comprehensive income (loss), net of applicable taxes.

Realized gains and losses are determined on the average cost method and reflected in earnings.

On a continuous basis, but no less frequently than at the end of each quarter, the Company evaluates the carrying amount of each of the investments in associated companies, cost method investments and available-for-sale securities for possible other-than-temporary impairment. Factors considered in assessing whether an indication of other-than-temporary impairment exists include the period of time the fair value has been below the carrying amount or cost basis of investment, financial condition and prospects of each investee, and other relevant factors.

Investments in associated companies, cost method investments and available-for-sale securities are reduced to fair value by a charge to earnings when impairment is considered to be other than temporary. Impairment is measured based on the amount by which the carrying amount or cost basis of the investment exceeds its fair value. Fair value is determined based on quoted market prices, discounted cash flows or other valuation techniques as appropriate.

(k)	Allowance for Doubtful Receivables

An allowance for doubtful trade receivables and advances is provided at an amount calculated based on historical experience, while specific allowances for doubtful trade receivables and advances are provided for the estimated amounts considered to be uncollectible after reviewing individual collectibility.

(l)	Income Taxes (See Note 11)

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company accounts for uncertainty in tax positions in accordance with the provisions of ASC 740, "Income Taxes." The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interests and penalties related to unrecognized tax benefits in "Provision for income taxes—Current" in the consolidated statements of operations.

(m)	Advertising (See Note 16)

Advertising costs are expensed as incurred.

(n)	Net Income (loss) per Share (See Note 14)

The Company accounts for net income (loss) per share in accordance with the provisions of ASC 260, "Earnings Per Share." This statement establishes standards for computing net income (loss) per share and requires dual presentation of basic and diluted net income (loss) per share on the face of the statements of operation for all entities with complex capital structures.

Under the provisions of ASC 260, basic net income (loss) per share is computed based on the weighted-average number of common shares outstanding during each period, and diluted net income (loss) per share assumes the dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock.

(o)	Cash Equivalents

Cash equivalents include all highly liquid debt instruments purchased with a maturity of three months or less.

(p)	Derivative Financial Instruments (See Notes 13, 17 and 18)

Derivative financial instruments utilized by the Company are comprised principally of foreign exchange contracts, interest rate swaps, cross currency swaps and commodity futures used to hedge currency risk and commodity price risk.

The Company accounts for derivative instruments in accordance with the provisions of ASC 815, "Derivatives and Hedging." On the date the derivative contract is entered into, the Company ordinarily designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair-value" hedge), a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), or a foreign-currency fair-value or cash-flow hedge ("foreign-currency" hedge). The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. The Company does not offset fair value of contracts in gain and loss positions.

Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a fair-value hedge, along with the loss or gain on the hedged asset or liability or unrecognized firm commitment of the hedged item that is attributable to the hedged risk, are recorded in earnings. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash-flow hedge are recorded in other comprehensive income (loss), until earnings are affected by the variability in cash flows of the designated hedged item. Changes in the fair value of derivatives that are highly effective as hedges and that are designated and qualify as foreign-currency hedges are recorded in either earnings or other comprehensive income (loss), depending on whether the hedge transaction is a fair-value hedge or a cash-flow hedge. The ineffective portion of the change in fair value of a derivative instrument that qualifies as either a fair-value hedge or a cash-flow hedge is reported in earnings.

(q)	Impairment of Long-Lived Assets (See Note 7)

The Company accounts for impairment or disposition of long-lived assets in accordance with the provisions of ASC 360, "Property, Plant, and Equipment." In accordance with the provisions of ASC 360, long-lived assets, such as property, plant and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset.

(r)	Restructuring Charges (See Note 15)

The Company accounts for costs associated with exit or disposal activities in accordance with the provisions of ASC 420, "Exit or Disposal Cost Obligations." Pursuant to the provisions of ASC 420, liabilities for restructuring costs are recognized when the liability is incurred, which may be subsequent to the date when the Company has committed to a restructuring plan.

(s)	Stock-Based Compensation (See Note 12)

The provisions of ASC 718, "Compensation—Stock Compensation" address accounting and disclosure requirements with measurement of the cost of employee service using a fair-value-based method of accounting for stock-based employee compensation plans.

(t)	Segment Information (See Note 20)

The Company accounts for segment information in accordance with the provisions of ASC 280, "Segment Reporting." Pursuant to the provisions of ASC 280, the reporting segments are the components of the Company for which separate financial information is available that is evaluated regularly by the chief operating decision maker of the Company in deciding how to allocate resources and in assessing performance.

(u)	Fair Value Measurements (See Note 18)

On April 1, 2008, the Company adopted the provisions of ASC 820, "Fair Value Measurements and Disclosures" for all financial assets and liabilities and nonfinancial items that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis. The provisions of ASC 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. On April 1, 2009, the Company adopted the provisions of ASC 820 for nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a nonrecurring basis.

(v)	Use of Estimates

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates and assumptions are reflected in valuation and disclosure of revenue recognition, allowance for doubtful receivables, valuation of inventories, impairment of long-lived assets, environmental liabilities, valuation of deferred tax assets, uncertain tax positions, employee retirement and severance benefit plans, and assets acquired and liabilities assumed by business combinations.

(w)	Adoption of New Accounting Standards

On April 1, 2009, the Company adopted the provisions of ASC 805, "Business Combinations." The provisions of ASC 805 requires most identifiable assets, liabilities, noncontrolling interests (previously referred to as minority interests), and goodwill acquired in a business combination to be recorded at full fair value. On April 1, 2009, the Company adopted the provisions of ASC 810, "Consolidation." ASC 810 requires noncontrolling interests to be reported as a component of equity, which changes the accounting for transactions with noncontrolling interest holders. The provisions of ASC 805 is applied to business combinations occurring after the effective date. The provisions of ASC 810 is applied prospectively to all noncontrolling interests, including any that arose before the effective date and the disclosure requirement is applied retrospectively. As a result, the prior years' consolidated financial statements have been reclassified in order to conform with the presentation used for the year ended March 31, 2010.

(x)	Reclassifications

Certain reclassifications have been made to the prior years' consolidated financial statements in order to conform with the presentation used for the year ended March 31, 2010.

Acquisition	6 Months Ended
Sep. 30, 2010
Acquisition
Acquisition
(2)	Acquisition

On December 16, 2009, the Company acquired all preferred shares of SANYO Electric Co., Ltd. (SANYO) through a tender offer. On December 21, 2009, the Company subsequently converted the preferred shares to common shares, resulting in an acquisition of 50.2% of the voting rights and a controlling interest of SANYO.

SANYO is in the business of manufacturing and sales of solar cells, rechargeable batteries, electronic devices, commercial equipment, audio-visual equipment, home appliances, and other electronic and electric products. As a result of this acquisition, a collaborating relationship between the Company and SANYO is established under the large business strategy as an united business group to generate synergy, such as the further expansion in the solar business, reinforcement of competitiveness in the rechargeable battery business, strengthening of the financial and business position of SANYO through the application of the Company's cost reduction know-how, and creation of a comprehensive solution business centered on the environment and energy.

The fair value of noncontrolling interests was measured based on the market price per share of SANYO as of the acquisition date. The fair value of the consideration paid for the controlling interests of SANYO and the noncontrolling interests as of the acquisition date is as follows:

Yen (millions)
Fair value of consideration:
Cash	403,780
Fair value of noncontrolling interests	532,360

Total	936,140

Acquisition-related cost of 5,058 million yen was included in other deductions in the consolidated statements of operations for the year ended March 31, 2010.

Assets acquired and liabilities assumed reflected in the Company's consolidated balance sheet as of the acquisition date were as follows:

Yen (millions)
Cash and cash equivalents	228,972
Other current assets	653,709
Investments and advances	105,643
Property, plant and equipment	404,468
Goodwill	514,419
Intangible assets	494,103
Other assets	48,596

Total assets acquired	2,449,910

Current liabilities	606,639
Noncurrent liabilities	907,131

Total liabilities assumed	1,513,770

Total net assets acquired	936,140

Trade notes receivable, trade accounts receivable and other short-term receivables recorded at the fair value were included in other current assets in the table above, and the fair value was measured by deducting allowance for doubtful receivables of 73 million yen, 5,319 million yen and 964 million yen from their contractual amounts of 26,001 million yen, 314,175 million yen, 23,941 million yen, respectively. Long-term receivables recorded at the fair value were included in investments and advances, and the fair value was measured by deducting allowance for doubtful receivables of 2,730 million yen from their contractual amounts of 10,999 million yen.

Intangible assets of 492,476 million yen were subject to amortization, which include right of trademark of 45,451 million yen with a 10-year weighted-average useful life, customer relationship of 52,011 million yen with a 12-year weighted-average useful life and patents and know-how of 355,490 million yen with a 10-year weighted-average useful life.

The total amount of goodwill is included in "SANYO" segment, and is not deductible for tax purpose.

Accrued warranty costs of 4,253 million yen were included in current liabilities in the table above.

Net sales and loss before income taxes of SANYO and its subsidiaries that are included in the consolidated statements of operations for the year ended March 31, 2010 are 399,888 million yen and 23,352 million yen, respectively.

The unaudited pro forma information shows the results of the Company's consolidated operations for the year ended March 31, 2010 and 2009 as though SANYO and its subsidiaries had been consolidated at the beginning of fiscal 2010 and 2009. The pro forma data is not necessarily indicative of the Company's results of operations that would actually have been reported if the transaction in fact had occurred on April 1, 2009 or 2008, and is not necessarily representative of the Company's consolidated results of operations for future periods.

	Unaudited
	Yen (millions)
	2010	2009
Net sales	8,617,400	9,537,809
Net income (loss) attributable to Panasonic Corporation	(133,012)	(436,093)

	Unaudited
	Yen
	2010	2009
Net income (loss) per share attributable to Panasonic Corporation common shareholders:
Basic	(64.24)	(209.73)
Diluted	—	(209.73)

Diluted net income (loss) per share attributable to Panasonic Corporation common shareholders for the year ended March 31, 2010 has been omitted because the Company did not have potentially dilutive common shares that were outstanding for the period.

Inventories	6 Months Ended
Sep. 30, 2010
Inventories
Inventories
(3)	Inventories

Inventories at March 31, 2010 and 2009 and September 30, 2010 are summarized as follows:

	Yen (millions)
	March 31,		September 30,
	2010	2009	2010
			(Unaudited)
Finished goods	497,153	439,747	552,745
Work in process	159,699	129,949	174,108
Raw materials	256,794	201,441	283,820

	913,646	771,137	1,010,673

Investments in and Advances to, and Transactions with Associated Companies	6 Months Ended
Sep. 30, 2010
Investments and advances:
Investments in and Advances to, and Transactions with Associated Companies
(4)	Investments in and Advances to, and Transactions with Associated Companies

Certain financial information in respect of associated companies in aggregate at March 31, 2010 and 2009, and for the three years ended March 31, 2010 is shown below. The most significant of these associated companies as of March 31, 2010 are JVC KENWOOD Holdings, Inc. (JVC KENWOOD HD) and Sumishin Matsushita Financial Services Co., Ltd. (SMFC). At March 31, 2010, the Company has a 27.6% equity ownership in JVC KENWOOD HD and a 22.6% equity ownership in SMFC.

The Company formerly consolidated Victor Company of Japan, Ltd. (JVC) and its subsidiaries. On August 10, 2007, JVC issued and allocated new shares of its common stock to third parties. As a result, the Company's shareholding of JVC decreased from 52.4% to 36.8%, and JVC and its subsidiaries became associated companies under the equity method. On October 1, 2008, JVC and Kenwood Corporation integrated management by establishing JVC KENWOOD HD through a share transfer. The Company has 27.6% shareholding of JVC KENWOOD HD.

The Company formerly had a 34.0% equity ownership in SMFC. On November 5, 2009, the Company sold certain equity interest to The Sumitomo Trust and Banking Co., Ltd. and as a result, the Company had a 22.6% equity ownership in SMFC. On April 1, 2010, SMFC and STB Leasing Co., Ltd. merged its business to form Sumishin Panasonic Financial Services Co., Ltd. (SPFC). As a result, the Company has a 15.1% equity ownership in SPFC. The Company continues to apply the equity method subsequent to April 1, 2010 as the Company continues to hold significant influence over operating and financial policies of SPFC.

The Company formerly accounted for the investment in Toshiba Matsushita Display Technology Co., Ltd. (TMD) and its subsidiaries under the equity method. On April 28, 2009, the Company sold all of its shares in TMD to Toshiba Corporation.

	Yen (millions)
	2010	2009
Current assets	1,065,594	1,012,194
Other assets	488,755	526,722

	1,554,349	1,538,916
Current liabilities	775,170	961,503
Other liabilities	370,949	292,788

Net assets	408,230	284,625

Company's equity in net assets	146,825	102,966

	Yen (millions)
	2010	2009	2008
Net sales	1,176,332	1,568,499	1,968,527
Gross profit	254,507	292,589	377,989
Net loss	(10,572)	(70,779)	(52,915)

Purchases and dividends received from associated companies for the three years ended March 31, 2010 are as follows:

	Yen (millions)
	2010	2009	2008
Purchases from	287,598	315,829	424,242
Dividends received	4,301	4,528	5,434

Retained earnings include undistributed earnings of associated companies in the amount of 33,489 million yen and 36,594 million yen, as of March 31, 2010 and 2009, respectively.

During the years ended March 31, 2010, 2009 and 2008, the Company incurred a write-down of 3,605 million yen, 18,121 million yen and 23,668 million yen, respectively, for other-than-temporary impairment of investments and advances in associated companies. During the six months ended September 30, 2010 and 2009, the Company incurred a write-down of 8,318 million yen and 2,151 million yen, respectively, for other-than-temporary impairment of investments and advances in associated companies. The fair values of the investments and advances in associated companies were based on quoted market price or discounted cash flows by using appropriate discounted rate. An impairment charge was recorded to reduce the carrying value of the assets to fair value. The write-down is included in other deductions in the consolidated statements of operations.

Investments in associated companies include equity securities which have quoted market values at March 31, 2010 and 2009 compared with related carrying amounts are as follows:

	Yen (millions)
	2010	2009
Carrying amount	50,314	12,825
Market value	61,294	11,093

Investments in Securities	6 Months Ended
Sep. 30, 2010
Investments in Securities
Investments in Securities
(5)	Investments in Securities

The Company classifies its existing marketable equity securities other than investments in associated companies and all debt securities as available-for-sale.

The cost, fair value, gross unrealized holding gains and gross unrealized holding losses of available-for-sale securities included in short-term investments, and other investments and advances at March 31, 2010 and 2009 are as follows:

	Yen (millions)
	2010
	Cost	Fair value	Gross unrealized holding gains	Gross unrealized holding losses
Noncurrent:
Equity securities	275,579	379,358	104,666	887
Corporate and government bonds	3,894	3,961	75	8
Other debt securities	568	585	22	5

	280,041	383,904	104,763	900

	Yen (millions)
	2009
	Cost	Fair value	Gross unrealized holding gains	Gross unrealized holding losses
Current:
Corporate and government bonds	1,972	1,998	26	—

	1,972	1,998	26	—

Noncurrent:
Equity securities	269,735	284,356	32,510	17,889
Corporate and government bonds	4,290	4,395	110	5
Other debt securities	5,492	5,515	23	—

	279,517	294,266	32,643	17,894

The cost, fair value, gross unrealized holding gains and gross unrealized holding losses of held-to-maturity securities included in other investments and advances are 1,954 million yen, 1,887 million yen, 16 million yen and 83 million yen at March 31, 2010, respectively.

The cost, fair value, net unrealized holding gains (losses) of available-for-sale securities included in short-term investments, and investments and advances at September 30 are as follows:

	Yen (millions)
	September 30, 2010
	Cost	Fair value	Net unrealized holding gains
Noncurrent:
Equity securities	257,191	307,701	50,510
Corporate and government bonds	2,041	2,180	139
Other debt securities	564	564	—

	259,796	310,445	50,649

Maturities of investments in available-for-sale securities at March 31, 2010 and 2009 are as follows:

	Yen (millions)
	2010		2009
	Cost	Fair value	Cost	Fair value
Due within one year	—	—	1,972	1,998
Due after one year through five years	4,462	4,546	9,782	9,910
Equity securities	275,579	379,358	269,735	284,356

	280,041	383,904	281,489	296,264

Maturity of investments in held-to-maturity securities at March 31, 2010 is due after 10 years. The cost and fair value of the related investments are 1,954 million yen and 1,887 million yen, respectively.

Proceeds from sale of available-for-sale securities for the years ended March 31, 2010, 2009 and 2008 were 18,275 million yen, 73,782 million yen and 106,466 million yen, respectively. The gross realized gains on sale of available-for-sale securities for the years ended March 31, 2010, 2009 and 2008 were 3,756 million yen, 797 million yen and 7,415 million yen, respectively. The gross realized losses on sale of available-for-sale securities for the years ended March 31, 2010, 2009 and 2008 were 88 million yen, 11 million yen and 148 million yen, respectively. The cost of securities sold in computing gross realized gains and losses is determined by the average cost method.

During the years ended March 31, 2010, 2009 and 2008, the Company incurred a write-down of 2,965 million yen, 73,861 million yen and 8,002 million yen, respectively, for other-than-temporary impairment of available-for-sale securities, mainly reflecting the aggravated market condition of certain industries in Japan. The write-down is included in other deductions in the consolidated statements of operations.

Gross unrealized holding losses on investments in available-for-sale securities and the fair value of the related investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2010 and 2009 are as follows:

	Yen (millions)
	2010
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Equity securities	6,222	887	—	—	6,222	887
Corporate and government bonds	1,194	8	—	—	1,194	8
Other debt securities	40	5	—	—	40	5

	7,456	900	—	—	7,456	900

	Yen (millions)
	2009
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Equity securities	105,647	17,889	—	—	105,647	17,889
Corporate and government bonds	1,780	5	—	—	1,780	5

	107,427	17,894	—	—	107,427	17,894

The gross unrealized loss position has been continuing for a relatively short period of time. Based on this and other relevant factors, management has determined that these investments are not considered other-than-temporarily impaired. The Company did not have investment securities that had been in a continuous loss position for twelve months or more at March 31, 2010 and 2009.

Gross unrealized holding losses on investments in held-to-maturity securities and the fair value of the related investments are 83 million yen and 1,281 million yen, respectively.

The carrying amounts of the Company's cost method investments totaled 22,039 million yen, 40,755 million yen and 28,241 million yen at March 31, 2010 and 2009 and September 30, 2010, respectively. For substantially all such investments, the Company estimated that the fair value exceeded the carrying amounts of investments (that is, the investments were not impaired). For the years ended March 31, 2010, 2009 and 2008, certain investments were considered other-than-temporarily impaired, resulting in a write-down of 374 million yen, 34 million yen and 172 million yen, respectively.

At March 31, 2010 and 2009, equity securities with a book value of 15,753 million yen and 13,333 million yen were pledged as collateral for the deferred payments of certain taxes based on the Japanese Custom Act and Consumption Tax Law, respectively.

Leases	6 Months Ended
Sep. 30, 2010
Leases
Leases
(6)	Leases

The Company has capital and operating leases for certain land, buildings, and machinery and equipment with SMFC and other third parties.

During the years ended March 31, 2010, 2009 and 2008, the Company sold and leased back certain land, buildings, and machinery and equipment for 95,316 million yen, 16,582 million yen and 109,311 million yen, respectively. The base lease term is 1 to 10 years. The resulting leases are being accounted for as operating leases or capital leases. The resulting gains of these transactions, included in other income in the consolidated statements of operations, were not significant. Regarding certain leased assets, the Company has options to purchase the leased assets, or to terminate the leases and guarantee a specified value of the leased assets thereof, subject to certain conditions, during or at the end of the lease term. Regarding leased land and buildings, there are no future commitments, obligations, provisions, or circumstances that require or result in the Company's continuing involvement.

At March 31, 2010 and 2009, the gross book value of land, buildings, and machinery and equipment under capital leases, including the above-mentioned sale-leaseback transactions was 164,119 million yen and 136,445 million yen, and the related accumulated depreciation recorded was 59,698 million yen and 65,001 million yen, respectively.

Rental expenses for operating leases, including the above-mentioned sale-leaseback transactions were 64,124 million yen, 63,490 million yen and 59,886 million yen for the years ended March 31, 2010, 2009 and 2008, respectively.

Future minimum lease payments under non-cancelable capital leases and operating leases at March 31, 2010 are as follows:

	Yen (millions)
Year ending March 31	Capital leases	Operating leases
2011	42,548	71,686
2012	30,215	42,942
2013	27,116	26,267
2014	12,229	20,074
2015	9,939	4,770
Thereafter	32,999	4,226

Total minimum lease payments	155,046	169,965

Less amount representing interest	10,276

Present value of net minimum lease payments	144,770
Less current portion	40,171

Long-term capital lease obligations	104,599

Future minimum lease payments under operating leases at September 30, 2010 are as follows:

Yen (millions)
Operating leases
Due within 1 year	78,342
Due after 1 year within 2 years	53,115
Due after 2 years within 3 years	37,856
Due after 3 years within 4 years	21,953
Due after 4 years within 5 years	4,534
Thereafter	3,695

Total minimum lease payments	199,495

Long-Lived Assets	6 Months Ended
Sep. 30, 2010
Long-Lived Assets
Long-Lived Assets
(7)	Long-Lived Assets

The Company periodically reviews the recorded value of its long-lived assets to determine if the future cash flows to be derived from these assets or related asset group will be sufficient to recover the remaining recorded asset values. Impairment losses are included in other deductions in the consolidated statements of operations, and are not charged to segment profit.

The Company recognized impairment losses in the aggregate of 79,259 million yen of long-lived assets during fiscal 2010.

The Company recorded impairment losses for certain machinery and finite-lived intangible assets related to domestic liquid crystal display panel manufacturing facilities. As a result of the continuously substantial decline of product prices, the Company estimated that the carrying amounts would not be recoverable through future cash flows. The fair value was based on the discounted estimated cash flows expected to result from the use and eventual disposition of the assets.

The Company also recorded impairment losses for certain land, buildings, and machinery and equipment related to domestic battery manufacturing facilities. Due to the revamp of manufacturing capacity of lithium-ion battery business, certain factories experienced a downturn in profitability. In addition, the Company had to transfer a part of its nickel-hydrogen battery business in relation to the acquisition of SANYO. As a result, the carrying amounts of certain domestic battery manufacturing facilities would not be recoverable through future cash flows. The fair value of land was determined through an appraisal based on the comparable sales method. The fair value of buildings, and machinery and equipment was determined through an appraisal based on the repurchase cost.

Impairment losses of 37,872 million yen, 7,063 million yen, 24,329 million yen, 8,897 million yen and 1,098 million yen were related to "Digital AVC Networks," "Home Appliances," "Components and Devices," "SANYO" and the remaining segments, respectively.

The Company recognized impairment losses in the aggregate of 313,466 million yen of long-lived assets during fiscal 2009.

The Company recorded impairment losses for certain buildings, machinery and finite-lived intangible assets related to domestic liquid crystal display panel manufacturing facilities. As a result of the substantial decline of product prices due to the significant market downturn, the Company estimated that the carrying amounts would not be recoverable through future cash flows. The fair value of buildings and remaining assets, respectively, was determined through an appraisal based on the comparable sales method and the discounted estimated cash flows expected to result from the use and eventual disposition of the assets.

The Company also recorded impairment losses for certain buildings, machinery and finite-lived intangible assets related to domestic and overseas plasma display panel manufacturing facilities. As a result of the substantial decline of product prices due to the significant market downturn, the Company estimated that the carrying amounts would not be recoverable through future cash flows. The fair value of buildings and remaining assets, respectively, was determined through an appraisal based on the comparable sales method and the orderly liquidation value.

Impairment losses of 252,372 million yen, 18,131 million yen, 19,077 million yen, 18,747 million yen and 5,139 million yen were related to "Digital AVC Networks," "Home Appliances," "PEW and PanaHome," "Components and Devices" and the remaining segments, respectively.

The Company recognized impairment losses in the aggregate of 44,554 million yen of long-lived assets during fiscal 2008.

The Company recorded impairment losses related to manufacturing facilities used in its domestic semiconductors business. As the profitability of domestic business declined, the Company estimated that the carrying amounts would not be recovered by the future cash flows. The fair value of manufacturing facilities was based on the discounted estimated future cash flows expected to result from the use and eventual disposition of them.

The Company also recorded impairment losses related to certain buildings and manufacturing facilities used in its device business at an overseas subsidiary. Due to the downsizing of business, the Company wrote down the carrying amounts of these assets to the fair value. The fair value was based on the discounted estimated future cash flows.

Impairment losses of 1,167 million yen, 2,231 million yen, 39,490 million yen and 1,666 million yen were related to "Digital AVC Networks," "Home Appliances," "Components and Devices" and the remaining segments, respectively.

The Company recognized impairment losses in the aggregate of 2,195 million yen of long-lived assets for the six months ended September 30, 2010. Impairment losses mainly related to "PEW and PanaHome" segment.

The Company recognized impairment losses in the aggregate of 7,559 million yen of long-lived assets for the six months ended September 30, 2009. Impairment losses mainly related to "Components and Devices" segment. The Company recorded the impairment losses of manufacturing facilities related to overseas motor business for the six months ended September 30, 2009. The Company decided to divest one of its motor businesses as part of the motor business structural reform and estimated that the carrying amounts of the assets would not be recovered through future cash flows. The fair value of the assets was determined based on discounted estimated future cash flows expected to result from their use and eventual disposition.

Goodwill and Other Intangible Assets	6 Months Ended
Sep. 30, 2010
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
(8)	Goodwill and Other Intangible Assets

The changes in the carrying amount of goodwill by business segment for the years ended March 31, 2010 and 2009 are as follows:

	Yen (millions)
	Digital AVC Networks	Home Appliances	PEW and PanaHome	Components and Devices	SANYO	Other	Total
Balance at March 31, 2008:
Goodwill	319,392	14,756	89,941	70,172	—	12,990	507,251
Accumulated impairment losses	(77,349)	—	—	—	—	—	(77,349)

	242,043	14,756	89,941	70,172	—	12,990	429,902

Goodwill acquired during the year	702	—	262	—	—	30	994
Translation adjustments	—	—	(10,583)	—	—	—	(10,583)
Other	(3,780)	—	(5,741)	—	—	—	(9,521)

Balance at March 31, 2009:
Goodwill	316,314	14,756	73,879	70,172	—	13,020	488,141
Accumulated impairment losses	(77,349)	—	—	—	—	—	(77,349)

	238,965	14,756	73,879	70,172	—	13,020	410,792

Goodwill acquired during the year	—	—	—	—	514,419	—	514,419
Goodwill impaired during the year	—	—	—	(3,745)	—	—	(3,745)
Translation adjustments	—	—	2,070	—	—	—	2,070
Other	—	—	—	(535)	—	—	(535)

Balance at March 31, 2010:
Goodwill	316,314	14,756	75,949	69,637	514,419	13,020	1,004,095
Accumulated impairment losses	(77,349)	—	—	(3,745)	—	—	(81,094)

	238,965	14,756	75,949	65,892	514,419	13,020	923,001

Acquired intangible assets, excluding goodwill, at March 31, 2010 and 2009 are as follows:

	Yen (millions)				Average amortization period
	2010		2009
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Finite-lived intangible assets:
Patents and know-how	439,608	54,684	60,317	41,063	10 years
Software	283,075	210,726	257,859	188,439	4 years
Other	172,497	30,337	56,040	28,059	13 years

	895,180	295,747	374,216	257,561

	Yen (millions)
	2010	2009
Indefinite-lived intangible assets	5,432	4,057

Aggregate amortization expense for finite-lived intangible assets for the years ended March 31, 2010, 2009 and 2008 was 46,175 million yen, 38,903 million yen and 38,343 million yen, respectively. Estimated amortization expense for the next five years is as follows:

Year ending March 31	Yen (millions)
2011	83,551
2012	75,017
2013	66,696
2014	60,558
2015	53,794

The Company recognized impairment losses of 73 million yen of indefinite-lived intangible assets, in connection with the decline of their fair value during fiscal 2008. The impairment losses are included in other deductions in the consolidated statements of operations.

Impairment losses of finite-lived intangible assets that are being amortized are included in impairment losses of long-lived assets discussed in Note 7.

Long-term Debt and Short-term Borrowings	6 Months Ended
Sep. 30, 2010
Long-term Debt and Short-term Borrowings
Long-term Debt and Short-term Borrowings
(9)	Long-term Debt and Short-term Borrowings

Long-term debt at March 31, 2010 and 2009 is set forth below:

	Yen (millions)
	2010	2009
Unsecured Straight bond, due 2011, interest 1.64%	100,000	100,000
Unsecured Straight bond, due 2012, interest 1.14%	100,000	100,000
Unsecured Straight bond, due 2014, interest 1.404%	200,000	200,000
Unsecured Straight bond, due 2019, interest 2.05%	100,000	100,000
Unsecured Straight bonds issued by subsidiaries, due 2010 – 2019, interest 0.53% – 2.02%	182,406	60,143
Unsecured bank loans, due 2009 – 2015, effective interest 1.1% in fiscal 2010 and 1.6% in fiscal 2009	404,318	22,043
Secured bank loans by subsidiaries, due 2009 – 2026, effective interest 2.04% in fiscal 2010 and 2.51% in fiscal 2009	4,558	3,136
Capital lease obligations	144,770	112,331

	1,236,052	697,653
Less current portion	207,124	46,343

	1,028,928	651,310

The aggregate annual maturities of long-term debt after March 31, 2010 are as follows:

Year ending March 31	Yen (millions)
2011	207,124
2012	368,594
2013	74,721
2014	283,617
2015	98,872
2016 and thereafter	203,124

As is customary in Japan, short-term and long-term bank loans are made under general agreements which provide that security and guarantees for future and present indebtedness will be given upon request of the bank, and that the bank shall have the right, as the obligations become due, or in the event of their default, to offset cash deposits against such obligations due to the bank.

Each of the loan agreements grants the lender the right to request additional security or mortgages on certain assets. At March 31, 2010 and 2009, other investments and advances, and property, plant and equipment with a book value of 9,933 million yen and 4,967 million yen respectively, was pledged as collateral by subsidiaries for secured loans from banks. At March 31, 2010 and 2009, loans subject to such general agreements amounted to 6,761 million yen and 7,130 million yen, respectively.

The balance of short-term loans also includes borrowings under acceptances and short-term loans of foreign subsidiaries. The weighted-average interest rate on short-term borrowings outstanding at March 31, 2010 and 2009 was 2.5% and 3.5%, respectively.

824,731 million yen of short-term bonds, which were newly issued during the six months ended September 30, 2010, are included in short-term debt, including current portion of long-term debt in the consolidated balance sheets as of September 30, 2010.

Retirement and Severance Benefits	6 Months Ended
Sep. 30, 2010
Retirement and Severance Benefits
Retirement and Severance Benefits
(10)	Retirement and Severance Benefits

The Company and certain subsidiaries have contributory, funded benefit pension plans covering substantially all employees who meet eligibility requirements. Benefits under the plans are primarily based on the combination of years of service and compensation.

In addition to the plans described above, upon retirement or termination of employment for reasons other than dismissal, employees are entitled to lump-sum payments based on the current rate of pay and length of service. If the termination is involuntary or caused by death, the severance payment is greater than in the case of voluntary termination. The lump-sum payment plans are not funded.

Effective April 1, 2002, the Company and some of the above-mentioned subsidiaries amended their benefit pension plans by introducing a "point-based benefits system," and their lump-sum payment plans to cash balance pension plans. Under point-based benefits system, benefits are calculated based on accumulated points allocated to employees each year according to their job classification and years of service. Under the cash balance pension plans, each participant has an account which is credited yearly based on the current rate of pay and market-related interest rate.

During the year ended March 31, 2009, the Company changed the measurement date to March 31 for those postretirement benefit plans with a December 31 measurement date in conformity with the measurement date provisions of ASC 715 "Compensation-Retirement Benefits." The benefit obligations and plan assets of these plans were remeasured as of April 1, 2008. Net periodic benefit cost, net of tax, for the period from January 1, 2008 to March 31, 2008, in the amount of 3,727 million yen has been recorded as a reduction of beginning fiscal 2009 balance of "retained earnings." Changes in fair value of plan assets and benefit obligations during the same transition period has been recorded, as a reduction of beginning fiscal 2009 balance of "accumulated other comprehensive income (loss)," in the amount of 73,571 million yen, net of tax of 44,726 million yen.

Reconciliation of beginning and ending balances of the benefit obligations of the contributory, funded benefit pension plans, the unfunded lump-sum payment plans, and the cash balance pension plans, and the fair value of the plan assets at March 31, 2010 and 2009 are as follows:

	Yen (millions)
	2010	2009
Change in benefit obligations:
Benefit obligations at beginning of year prior to adjustment	1,821,937	1,828,803
ASC 715 measurement date adjustment	—	4,378

Benefit obligations at beginning of year as adjusted	1,821,937	1,833,181
Service cost	50,285	49,660
Interest cost	51,239	50,114
Prior service benefit	—	(666)
Actuarial (gain) loss	12,040	(6,150)
Benefits paid	(102,014)	(85,073)
Effect of changes in consolidated subsidiaries	388,648	(5,560)
Foreign currency exchange impact	(1,304)	(13,569)
Curtailments, settlements and other	(6,724)	—

Benefit obligations at end of year	2,214,107	1,821,937

Change in plan assets:
Fair value of plan assets at beginning of year prior to adjustment	1,413,646	1,737,634
ASC 715 measurement date adjustment	—	(118,514)

Fair value of plan assets at beginning of year as adjusted	1,413,646	1,619,120
Actual return on plan assets	197,127	(268,049)
Employer contributions	87,963	153,161
Benefits paid	(93,462)	(77,682)
Effect of changes in consolidated subsidiaries	176,036	—
Foreign currency exchange impact	(1,044)	(12,904)
Curtailments, settlements and other	(5,259)	—

Fair value of plan assets at end of year	1,775,007	1,413,646

Funded status	(439,100)	(408,291)

The accumulated benefit obligation for the pension plans was 2,155,066 million yen and 1,814,118 million yen at March 31, 2010 and 2009, respectively.

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets at March 31, 2010 and 2009 are as follows:

	Yen (millions)
	2010	2009
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	2,094,302	1,821,937
Fair value of plan assets	1,649,951	1,413,646
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	2,035,647	1,814,118
Fair value of plan assets	1,649,951	1,413,646

Accounts recognized in the consolidated balance sheet at March 31, 2010 and 2009 consist of:

	Yen (millions)
	2010	2009
Other assets	5,251	—
Other current liabilities	(8,552)	(3,924)
Retirement and severance benefits	(435,799)	(404,367)

	(439,100)	(408,291)

Amounts recognized in accumulated other comprehensive income (loss) at March 31, 2010 and 2009 consist of:

	Yen (millions)
	2010	2009
Prior service benefit	(197,508)	(222,519)
Actuarial loss	455,780	641,371

	258,272	418,852

Net periodic benefit cost for the contributory, funded benefit pension plans, the unfunded lump-sum payment plans, and the cash balance pension plans of the Company for the three years ended March 31, 2010 consist of the following components:

	Yen (millions)
	2010	2009	2008
Service cost—benefits earned during the year	50,285	49,660	52,830
Interest cost on projected benefit obligation	51,239	50,114	50,667
Expected return on plan assets	(43,971)	(48,659)	(52,861)
Amortization of prior service benefit	(25,011)	(24,606)	(27,046)
Recognized actuarial loss	43,576	22,391	15,448

Net periodic benefit cost	76,118	48,900	39,038

Net periodic benefit cost for the six months ended September 30, 2010 and 2009 are 29,003 million yen and 35,870 million yen, respectively.

The estimated prior service benefit and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost for fiscal 2011 are gain of 25,011 million yen and loss of 29,444 million yen, respectively.

Weighted-average assumptions used to determine benefit obligations at March 31, 2010 and 2009 are as follows:

	2010	2009
Discount rate	2.6%	2.7%
Rate of compensation increase	1.8%	1.7%

Weighted-average assumptions used to determine net cost for the three years ended March 31, 2010 are as follows:

	2010	2009	2008
Discount rate	2.7%	2.7%	2.7%
Expected return on plan assets	3.1%	3.1%	3.1%
Rate of compensation increase	1.7%	1.7%	1.6%

The expected return on plan assets is determined based on the portfolio as a whole and not on the sum of the returns on individual asset categories, considering long-term historical returns, asset allocation, and future estimates of long-term investment returns.

Each plan of the Company has a different investment policy, which is designed to ensure sufficient plan assets are available to provide future payments of pension benefits to the eligible plan participants and is individually monitored for compliance and appropriateness on an on-going basis. Considering the expected long-term rate of return on plan assets, each plan of the Company establishes a "basic" portfolio comprised of the optimal combination of equity securities and debt securities. Plan assets are invested in individual equity and debt securities using the guidelines of the "basic" portfolio in order to generate a total return that will satisfy the expected return on a mid-term to long-term basis. The Company evaluates the difference between expected return and actual return of invested plan assets on an annual basis to determine if such differences necessitate a revision in the formulation of the "basic" portfolio. The Company revises the "basic" portfolio when and to the extent considered necessary to achieve the expected long-term rate of return on plan assets.

The Company's pension plan assets allocation is approximately 40% for equity securities, approximately 40% for debt securities, and approximately 20% for other investments, primarily for life insurance company general accounts.

For the Company's major defined benefit pension plans, equity investments are invested mainly in listed equity securities, broadly in Japanese equity, developed international equity and emerging markets. The debt securities investments are comprised primarily of government, municipal, and corporate bonds. The Company mainly chooses debt securities with rating above BBB, high liquidity and appropriate repayment, and has appropriately diversified the investments by sector and geography. As for investments in life insurance company general accounts, the contracts with the insurance companies include a guaranteed interest rate and return of capital. Other investments include fund-of-funds investment, equity long/short hedge funds investment and private equity investment. Fund-of-funds investment and equity long/short hedge funds investment are primarily invested in listed equity securities with frequency of transactions and stable return, while private equity investment are diversified products with low correlation.

The fair values of the Company's pension plan assets at March 31, 2010, by asset category are as follows:

	Yen (millions)
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	44,336	20,281	—	64,617
Equity securities:
Japanese companies	116,053	—	—	116,053
Foreign companies	84,218	—	—	84,218
Commingled funds (a)	—	485,091	—	485,091
Debt securities:
Government and Municipal bonds	204,898	—	—	204,898
Corporate bonds	—	41,113	—	41,113
Commingled funds (b)	—	451,246	—	451,246
Life insurance company general accounts	—	198,049	—	198,049
Other (c)	—	114,610	15,112	129,722

Total	449,505	1,310,390	15,112	1,775,007

(a)	These funds invest mainly in listed equity securities, approximately 60% Japanese companies and 40% foreign companies.
(b)	Primarily invests in Japanese government bonds and foreign government bonds.
(c)	Other investments primarily include fund-of-funds investment, equity long/short hedge funds.

The three levels of the fair value hierarchy are discussed in Note 18.

Level 1 assets are comprised principally of equity securities and government and municipal bonds, which are valued using unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Level 2 assets are comprised principally of commingled funds, which are valued at their net asset values that are determined by the fund family and have daily liquidity, corporate bonds, which are valued using quoted prices for identical assets in market that are not active, and life insurance company general accounts, which are valued at conversion value. Fund of funds investment, hedge funds investment that use equity long/short strategies included in level 2, which primarily invest in listed equity securities and debt securities, are valued based on net asset value.

Level 3 assets are comprised principally of collateralized loan obligation investment and private equity investment, which are valued based on prices and other relevant information such as similar market transactions and latest round of financing data.

The reconciliation of the beginning and ending balances of level 3 assets is as follows:

	Yen (millions)
	Collateralized loan obligation	Private equity	Total
Balance at beginning of year	630	5,635	6,265
Effect of changes in consolidated subsidiaries	5,822	—	5,822
Realized gains (losses)	804	27	831
Unrealized gains (losses) relating to assets held	2,393	23	2,416
Purchases, sales, issuances and settlements, net	(656)	712	56
Transfers out of Level 3	(278)	—	(278)

Balance at ending of year	8,715	6,397	15,112

The Company expects to contribute 91,195 million yen to its defined benefit plans in fiscal 2011.

The benefits expected to be paid from the defined pension plans in each fiscal year 2011 – 2015 are 120,297 million yen, 124,578 million yen, 125,097 million yen, 124,246 million yen and 127,403 million yen, respectively. The aggregate benefits expected to be paid in the five years from fiscal 2016 – 2020 are 660,662 million yen. The expected benefits are based on the same assumptions used to measure the Company's benefit obligation at March 31 and include estimated future employee service.

Income Taxes	6 Months Ended
Sep. 30, 2010
Provision for income taxes (Note 11):
Income Taxes
(11)	Income Taxes

Income (loss) before income taxes and income taxes for the three years ended March 31, 2010 are summarized as follows:

	Yen (millions)
	Domestic	Foreign	Total
For the year ended March 31, 2010
Income (loss) before income taxes	(80,125)	50,810	(29,315)
Income taxes:
Current	22,105	36,042	58,147
Deferred	80,954	2,732	83,686

Total income taxes	103,059	38,774	141,833

For the year ended March 31, 2009
Income (loss) before income taxes	(345,776)	(36,858)	(382,634)
Income taxes:
Current	38,297	23,543	61,840
Deferred	(10,232)	(14,250)	(24,482)

Total income taxes	28,065	9,293	37,358

For the year ended March 31, 2008
Income before income taxes	266,972	168,021	434,993
Income taxes:
Current	85,009	43,172	128,181
Deferred	(16,068)	2,460	(13,608)

Total income taxes	68,941	45,632	114,573

The Company and its subsidiaries in Japan are subject to a National tax of 30%, an Inhabitant tax of approximately 20.5%, and a deductible Enterprise tax of approximately 7.4% varying by local jurisdiction, which, in aggregate, resulted in a combined statutory tax rate in Japan of approximately 40.5% for the three years ended March 31, 2010.

The effective tax rates for the years differ from the combined statutory tax rates for the following reasons:

	2010	2009	2008
Combined statutory tax rate	(40.5)%	(40.5)%	40.5%
Lower tax rates of overseas subsidiaries	(38.4)	(1.1)	(6.9)
Expenses not deductible for tax purposes	25.7	0.8	0.7
Change in valuation allowance allocated to income tax expenses	473.8	41.8	(5.4)
Tax effects attributable to investments in subsidiaries	45.7	5.8	(4.8)
Per capita tax	8.3	0.6	0.6
Goodwill impairment	5.2	—	—
Other	4.0	2.4	1.6

Effective tax rate	483.8%	9.8%	26.3%

The significant components of deferred income tax expenses for the three years ended March 31, 2010 are as follows:

	Yen (millions)
	2010	2009	2008
Deferred tax expense (exclusive of the effects of other components listed below)	111,579	94,250	16,898
Benefits of net operating loss carryforwards	(27,893)	(118,732)	(30,506)

	83,686	(24,482)	(13,608)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at March 31, 2010 and 2009 are presented below:

	Yen (millions)
	2010	2009
Deferred tax assets:
Inventory valuation	94,596	78,930
Expenses accrued for financial statement purposes but not currently included in taxable income	154,679	138,580
Property, plant and equipment	295,091	246,276
Retirement and severance benefits	253,636	233,924
Tax loss carryforwards	616,648	333,383
Other	237,797	232,994

Total gross deferred tax assets	1,652,447	1,264,087
Less valuation allowance	1,014,703	477,997

Net deferred tax assets	637,744	786,090

Deferred tax liabilities:
Net unrealized holding gains of available-for-sale securities	(42,458)	(5,882)
Intangible assets	(194,691)	—
Other	(89,242)	(41,814)

Total gross deferred tax liabilities	(326,391)	(47,696)

Net deferred tax assets	311,353	738,394

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and loss carryforwards become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of these deductible differences and loss carryforwards, net of the existing valuation allowances at March 31, 2010.

The net change in total valuation allowance for the years ended March 31, 2010, 2009 and 2008 was an increase of 536,706 million yen, an increase of 129,427 million yen and a decrease of 90,267 million yen, respectively.

At March 31, 2010, the Company had, for income tax purposes, net operating loss carryforwards of approximately 1,667,709 million yen, of which 1,527,953 million yen expire from fiscal 2011 through 2017 and the remaining balance will expire thereafter or do not expire. At March 31, 2010, the Company had, for income tax purposes, tax credit carryforwards of approximately 58,482 million yen, which expire from fiscal 2011 through 2013.

Net deferred tax assets and liabilities at March 31, 2010 and 2009 are reflected in the accompanying consolidated balance sheets under the following captions:

	Yen (millions)
	2010	2009
Other current assets	232,165	227,059
Other assets	358,416	547,580
Other current liabilities	(1,470)	(1,168)
Other liabilities	(277,758)	(35,077)

Net deferred tax assets	311,353	738,394

The Company has not recognized a deferred tax liability for the undistributed earnings of its foreign subsidiaries and foreign corporate joint ventures of 875,626 million yen as of March 31, 2010, because the Company currently does not expect those unremitted earnings to reverse and become taxable to the Company in the foreseeable future. A deferred tax liability will be recognized when the Company no longer plans to indefinitely reinvest undistributed earnings. The calculation of related unrecognized deferred tax liability is not practicable.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the three years ended March 31, 2010 is as follows:

	Yen (millions)
	2010	2009	2008
Balance at beginning of year	(7,187)	(9,327)	(4,281)
Increase related to prior year tax positions	(685)	(1,835)	(4,657)
Decrease related to prior year tax positions	1,780	3,561	82
Increase related to current year tax positions	(1,195)	(484)	(2,023)
Change in consolidated subsidiaries	(3,339)	—	—
Settlements	747	60	1,552
Translation adjustments	36	838	—

Balance at end of year	(9,843)	(7,187)	(9,327)

As of March 31, 2010, 2009 and 2008, the total amount of unrecognized tax benefits are 9,843 million yen, 7,187 million yen and 8,287 million yen, respectively, that if recognized, would reduce the effective tax rate. The Company does not expect that the total amount of unrecognized tax benefits will significantly change within the next twelve months. The Company has accrued interests and penalties related to unrecognized tax benefits and the amount of interest and penalties included in provision for income taxes and cumulative amount accrued were not material as of and for the years ended March 31, 2010, 2009 and 2008.

The Company files income tax returns in Japan and various foreign tax jurisdictions. There are a number of subsidiaries which operate within each of the Company's major jurisdictions resulting in a range of open tax years. The open tax years for the Company is fiscal 2010, and its significant subsidiaries in Japan, the United States of America, the United Kingdom and China range from fiscal 2004 and thereafter.

Stockholders' Equity	6 Months Ended
Sep. 30, 2010
Stockholders' Equity
Stockholders' Equity
(12)	Stockholders' Equity

The Company may repurchase its common stock from the market pursuant to the Company Law of Japan. For the years ended March 31, 2010, 2009 and 2008, respectively, 53,863, 30,875,208 and 45,294,912 shares were repurchased for the aggregate cost of approximately 72 million yen, 72,416 million yen and 103,112 million yen, respectively, primarily with the intention to hold as treasury stock to improve capital efficiency.

The Company sold 17,731, 399,673 and 127,610 shares of its treasury stock for the years ended March 31, 2010, 2009 and 2008, respectively. The difference between sales price and book value was charged to capital surplus in the consolidated balance sheets.

The Company Law of Japan provides that an amount equal to 10% of appropriations be appropriated as a capital reserve or legal reserve until the aggregated amount of capital reserve and legal reserve equals 25% of stated capital. The capital reserve and legal reserve are not available for dividends but may be transferred to capital surplus or retained earnings or stated capital upon approval of the shareholders' meeting.

Cash dividends and transfers to the legal reserve charged to retained earnings during the three years ended March 31, 2010 represent dividends paid out during the periods and related appropriation to the legal reserve. Cash dividends per share paid during the three years ended March 31, 2010 amounted to 12.50 yen, 40.00 yen and 32.50 yen, respectively. The accompanying consolidated financial statements do not include any provisions for the year-end dividend of 5.0 yen per share, totaling approximately 10,353 million yen in respect of the year ended March 31, 2010 approved by the board of directors in May 2010.

On October 29, 2010, the board of directors approved an interim dividend of 5.0 yen per share, totaling 10,352 million yen on outstanding common stock as of September 30, 2010.

In accordance with the Company Law of Japan, there are certain restrictions on payment of dividends in connection with the treasury stock repurchased. As a result of restrictions on the treasury stock repurchased, retained earnings of 671,223 million yen at March 31, 2010 were restricted as to the payment of cash dividends.

The Company's directors and certain senior executives were granted options to purchase the Company's common stock. All stock options become fully exercisable two years from the date of grant and have a four-year term. Information with respect to stock options is as follows:

	Number of shares	Weighted-average exercise price (Yen)
Balance at March 31, 2007	47,000	2,008
Exercised	(8,000)	1,895
Forfeited	(27,000)	2,163

Balance at March 31, 2008	12,000	1,734
Forfeited	(12,000)	1,734

Balance at March 31, 2009	—	—
Balance at March 31, 2010	—	—

Treasury stock reserved for options at March 31, 2007 was 30,000 shares. There was no treasury stock reserved for options from March 31, 2008 through 2010.

Other Comprehensive Income (Loss)	6 Months Ended
Sep. 30, 2010
Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss)
(13)	Other Comprehensive Income (Loss)

Components of other comprehensive income (loss) for the three years ended March 31, 2010 are as follows:

	Yen (millions)
	Pre-tax amount	Tax expense	Net-of-tax amount
For the year ended March 31, 2010
Translation adjustments:
Translation adjustments arising during the period	(21,186)	—	(21,186)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	10,129	—	10,129

Net translation adjustments	(11,057)	—	(11,057)

Unrealized holding gains (losses) of available-for-sale securities:
Unrealized holding gains (losses) arising during the period	88,042	(36,356)	51,686
Less: Reclassification adjustment for (gains) losses included in net income (loss)	(703)	280	(423)

Net unrealized gains (losses)	87,339	(36,076)	51,263

Unrealized holding gains (losses) of derivative instruments:
Unrealized holding gains (losses) arising during the period	4,607	(1,543)	3,064
Less: Reclassification adjustment for (gains) losses included in net income (loss)	4,657	(1,560)	3,097

Net unrealized gains (losses)	9,264	(3,103)	6,161

Pension liability adjustments:
Prior service benefit arising during the period	—	—	—
Less: Amortization of prior service benefit included in net periodic benefit cost	(23,947)	8,962	(14,985)

Net prior service benefit	(23,947)	8,962	(14,985)

Actuarial gain (loss) arising during the period	139,867	(49,300)	90,567
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost	39,159	(14,963)	24,196

Net actuarial gain (loss)	179,026	(64,263)	114,763

Net pension liability adjustments	155,079	(55,301)	99,778

Other comprehensive income (loss)	240,625	(94,480)	146,145

	Yen (millions)
	Pre-tax amount	Tax expense	Net-of-tax amount
For the year ended March 31, 2009
Translation adjustments:
Translation adjustments arising during the period	(116,738)	—	(116,738)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	3,938	—	3,938

Net translation adjustments	(112,800)	—	(112,800)

Unrealized holding gains (losses) of available-for-sale securities:
Unrealized holding gains (losses) arising during the period	(167,397)	67,907	(99,490)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	73,075	(29,590)	43,485

Net unrealized gains (losses)	(94,322)	38,317	(56,005)

Unrealized holding gains (losses) of derivative instruments:
Unrealized holding gains (losses) arising during the period	(4,043)	1,565	(2,478)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	(10,855)	4,118	(6,737)

Net unrealized gains (losses)	(14,898)	5,683	(9,215)

Pension liability adjustments:
Prior service benefit arising during the period	345	(140)	205
Less: Amortization of prior service benefit included in net periodic benefit cost	(22,727)	7,742	(14,985)

Net prior service benefit	(22,382)	7,602	(14,780)

Actuarial gain (loss) arising during the period	(273,853)	100,104	(173,749)
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost	26,422	(6,782)	19,640

Net actuarial gain (loss)	(247,431)	93,322	(154,109)

Net pension liability adjustments	(269,813)	100,924	(168,889)

Other comprehensive income (loss)	(491,833)	144,924	(346,909)

	Yen (millions)
	Pre-tax amount	Tax expense	Net-of-tax amount
For the year ended March 31, 2008
Translation adjustments:
Translation adjustments arising during the period	(128,047)	—	(128,047)
Less: Reclassification adjustment for (gains) losses included in net income	(1,207)	—	(1,207)

Net translation adjustments	(129,254)	—	(129,254)

Unrealized holding gains of available-for-sale securities:
Unrealized holding gains (losses) arising during the period	(199,198)	83,370	(115,828)
Less: Reclassification adjustment for (gains) losses included in net income	735	(296)	439

Net unrealized gains (losses)	(198,463)	83,074	(115,389)

Unrealized holding gains (losses) of derivative instruments:
Unrealized holding gains (losses) arising during the period	5,014	(1,914)	3,100
Less: Reclassification adjustment for (gains) losses included in net income	612	(248)	364

Net unrealized gains (losses)	5,626	(2,162)	3,464

Pension liability adjustments:
Prior service benefit arising during the period	1,954	(6)	1,948
Less: Amortization of prior service benefit included in net periodic benefit cost	(24,197)	7,806	(16,391)

Net prior service benefit	(22,243)	7,800	(14,443)

Actuarial gain (loss) arising during the period	(62,744)	27,095	(35,649)
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost	13,660	(3,383)	10,277

Net actuarial gain (loss)	(49,084)	23,712	(25,372)

Net pension liability adjustments	(71,327)	31,512	(39,815)

Other comprehensive income (loss)	(393,418)	112,424	(280,994)

Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders	6 Months Ended
Sep. 30, 2010
Net income (loss) per share attributable to Panasonic Corporation common shareholders (Note 14):
Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders
(14)	Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders

A reconciliation of the numerators and denominators of the basic and diluted net income (loss) per share attributable to Panasonic Corporation common shareholders computation for the three years ended March 31, 2010 and for the six months ended September 30, 2010 and 2009 is as follows:

	Yen (millions)
	Year ended March 31,			Six months ended September 30,
	2010	2009	2008	2010	2009
				(Unaudited)
Net income (loss) attributable to Panasonic Corporation common shareholders	(103,465)	(378,961)	281,877	74,718	(46,868)

	Number of shares
	Year ended March 31,			Six months ended September 30,
	2010	2009	2008	2010	2009
				(Unaudited)
Average common shares outstanding	2,070,623,618	2,079,296,525	2,120,986,052	2,070,372,312	2,070,632,113
Dilutive effect:
Stock options		—	3,818

Diluted common shares outstanding		2,079,296,525	2,120,989,870

	Yen
	Year ended March 31,			Six months ended September 30,
	2010	2009	2008	2010	2009
				(Unaudited)
Net income (loss) per share attributable to Panasonic Corporation common shareholders:
Basic	(49.97)	(182.25)	132.90	36.09	(22.63)
Diluted	—	(182.25)	132.90	—	—

Diluted net income (loss) per share attributable to Panasonic Corporation common shareholders for the year ended March 31, 2010 and for the six months ended September 30, 2010 and 2009 has been omitted because the Company did not have potentially dilutive common shares that were outstanding for the period.

The effect of stock options was not included in the calculation of diluted net loss per share for the year ended March 31,2009 as the effect would be antidilutive due to the net loss incurred for the year.

Restructuring Charges	6 Months Ended
Sep. 30, 2010
Restructuring Charges
Restructuring Charges
(15)	Restructuring Charges

In connection with the reorganization of the Company's operations, the Company has incurred certain restructuring charges. Components and related amounts of the restructuring charges, before the related tax effects, for the years ended March 31, 2010, 2009 and 2008 are as follows:

	Yen (millions)
	2010	2009	2008
Expenses associated with the implementation of early retirement programs:
Domestic	33,070	26,452	27,050
Overseas	5,884	11,899	5,594

Total	38,954	38,351	32,644
Expenses associated with the closure and integration of locations	15,918	15,049	6,922

Total restructuring charges	54,872	53,400	39,566

Expenses associated with the implementation of the early retirement programs in the domestic and overseas subsidiaries for the six months ended September 30, 2010 and 2009 are 1,605 million yen and 22,694 million yen, respectively.

These restructuring charges are included in other deductions in the consolidated statements of operations. The Company has provided early retirement programs to those employees voluntarily leaving the Company. The accrued early retirement programs are recognized when the employees accept the offer and the amount can be reasonably estimated. Expenses associated with the closure and integration of locations include amounts such as moving expenses of facilities and costs to terminate leasing contracts incurred at domestic and overseas manufacturing plants and sales offices. An analysis of the accrued restructuring charges for the years ended March 31, 2010, 2009 and 2008 is as follows:

	Yen (millions)
	2010	2009	2008
Balance at beginning of year	32,523	4,761	10,020
New charges	54,872	53,400	39,566
Cash payments	(78,006)	(25,638)	(44,825)

Balance at end of year	9,389	32,523	4,761

The following represents significant restructuring activities for the year ended March 31, 2010 by business segment:

Digital AVC Networks

Digital AVC Networks segment continued selection and concentration of its businesses for improving its cost competitiveness. The restructuring activities mainly consisted of the early retirement programs in Japan.

Total restructuring charges amounted to 15,409 million yen, including expenses associated with the implementation of early retirement programs of 11,757 million yen.

Home Appliances

Home Appliances segment restructured its operations to accelerate concentration of its business for strengthening its management structure. The restructuring activities were mainly integrations of overseas manufacturing bases and the early retirement programs in Japan.

Total restructuring charges amounted to 8,561 million yen, including expenses associated with the implementation of early retirement programs of 5,145 million yen.

PEW and PanaHome

PEW and PanaHome segment restructured to improve cost efficiency in Japan and overseas bases.

Total restructuring charges amounted to 6,975 million yen.

Components and Devices

Components and Devices segment restructured to mainly improve efficiency and cost effectiveness in Japan.

Total restructuring charges amounted to 8,173 million yen, including expenses associated with the implementation of early retirement programs of 6,451 million yen.

SANYO

SANYO segment restructured to mainly improve cost effectiveness in Japan.

Total restructuring charges amounted to 3,483 million yen.

Other

Other segment restructured mainly to improve efficiency in domestic companies.

Total restructuring charges amounted to 12,271 million yen, including expenses associated with the implementation of early retirement programs of 10,300 million yen.

The following represents significant restructuring activities for the year ended March 31, 2009 by business segment:

Digital AVC Networks

Digital AVC Networks segment restructured mainly to accelerate selection and concentration of its businesses for improving its cost competitiveness. The restructuring activities mainly consisted of the implementation of early retirement programs in Japan.

Total restructuring charges amounted to 34,748 million yen, including expenses associated with the implementation of early retirement programs of 29,029 million yen.

Home Appliances

Home Appliances segment restructured its operations to accelerate concentration of its business for strengthening its management structure. The restructuring activities mainly consisted of integrations in Japan.

Total restructuring charges amounted to 3,206 million yen.

PEW and PanaHome

PEW and PanaHome segment restructured mainly its housing business in Japan.

Total restructuring charges amounted to 5,673 million yen.

Components and Devices

Components and Devices segment restructured mainly to improve efficiency in its components business.

Total restructuring charges amounted to 3,957 million yen, including expenses associated with the implementation of early retirement programs of 3,277 million yen.

Other

Other segment restructured mainly to improve efficiency in overseas sales companies.

The restructuring charges amounted to 5,816 million yen, including expenses associated with the implementation of early retirement programs of 4,145 million yen.

The following represents significant restructuring activities for the year ended March 31, 2008 by business segment:

Digital AVC Networks

Digital AVC Networks segment restructured mainly to accelerate selection and concentration of its businesses for improving its cost competitiveness. The restructuring activities mainly consisted of the implementation of early retirement programs in Japan.

Total restructuring charges amounted to 15,356 million yen, including expenses associated with the implementation of early retirement programs of 14,168 million yen.

Home Appliances

Home Appliances segment restructured its operations to accelerate concentration of its business for strengthening its management structure. The restructuring activities mainly consisted of integrations in Japan.

Total restructuring charges amounted to 8,375 million yen, including expenses associated with the implementation of early retirement programs of 5,611 million yen.

PEW and PanaHome

PEW and PanaHome segment mainly restructured its housing business in Japan. The restructuring activities mainly consisted of the implementation of early retirement programs.

Total restructuring charges amounted to 11,581 million yen, including expenses associated with the implementation of early retirement programs of 8,888 million yen.

Components and Devices

Components and Devices segment restructured mainly to improve efficiency in its battery business.

Total restructuring charges amounted to 3,128 million yen.

JVC

JVC segment incurred restructuring charges in the amount of 750 million yen in its domestic entertainment business.

Other

Other segment incurred restructuring charges in the amount of 376 million yen mainly in overseas sales companies.

Supplementary Information to the Statements of Operations and Cash Flows	6 Months Ended
Sep. 30, 2010
Other Comprehensive Income (Loss)
Supplementary Information to the Statements of Operations and Cash Flows
(16)	Supplementary Information to the Statements of Operations and Cash Flows

Research and development costs, advertising costs, shipping and handling costs and depreciation charged to income for the three years ended March 31, 2010 are as follows:

	Yen (millions)
	2010	2009	2008
Research and development costs	476,903	517,913	554,538
Advertising costs	150,866	174,939	200,890
Shipping and handling costs	129,114	146,920	159,418
Depreciation	251,839	325,835	282,102

Foreign exchange losses included in other deductions for the years ended March 31, 2010, 2009 and 2008 are 3,486 million yen, 7,501 million yen and 11,492 million yen, respectively.

Foreign exchange gains included in other income for the six months ended September 30, 2010 are 6,754 million yen. Foreign exchange losses included in other deductions for the six months ended September 30, 2009 are 5,190 million yen.

Shipping and handling costs are included in selling, general and administrative expenses in the consolidated statements of operations.

In fiscal 2010, 2009 and 2008, the Company sold, without recourse, trade receivables of 443,673 million yen, 458,321 million yen and 443,464 million yen to independent third parties for proceeds of 442,779 million yen, 456,870 million yen and 441,778 million yen, and recorded losses on the sale of trade receivables of 894 million yen, 1,451 million yen and 1,686 million yen, respectively. In fiscal 2010, 2009 and 2008, the Company sold, with recourse, trade receivables of 355,512 million yen, 411,778 million yen and 397,796 million yen to independent third parties for proceeds of 355,113 million yen, 411,022 million yen and 397,421 million yen, and recorded losses on the sale of trade receivables of 399 million yen, 756 million yen and 375 million yen, respectively. Those losses are mainly included in selling, general and administrative expenses. The Company is responsible for servicing the receivables. Included in trade notes receivable and trade accounts receivable at March 31, 2010 are amounts of 37,619 million yen without recourse and 26,576 million yen with recourse scheduled to be sold to independent third parties. The sale of trade receivables was accounted for under the provision of ASC 860, "Transfers and Servicing," which provides accounting and reporting standards for transfer and servicing of financial assets and extinguishments of liabilities.

Deposits from retirees of 112,499 million yen and 122,446 million yen are included in other current liabilities in the consolidated balance sheets as of March 31, 2010 and 2009, respectively.

Interest expenses and income taxes paid, and noncash investing and financing activities for the three years ended March 31, 2010 are as follows:

	Yen (millions)
	2010	2009	2008
Cash paid:
Interest	26,301	19,627	20,911
Income taxes	51,441	95,198	122,416
Noncash investing and financing activities:
Capital leases	37,505	12,235	36,330

JVC and its subsidiaries became associated companies under equity method from consolidated companies in August, 2007. Certain financial information of JVC and its subsidiaries at the date of deconsolidation is as follows:

Yen (millions)
Assets:
Current assets	311,080
Other assets	115,546

Total	426,626

Liabilities:
Current liabilities	242,336
Other liabilities	36,149

Total	278,485

Derivatives and Hedging Activities	6 Months Ended
Sep. 30, 2010
Derivatives and Hedging Activities
Derivatives and Hedging Activities
(17)	Derivatives and Hedging Activities

The Company operates internationally, giving rise to significant exposure to market risks arising from changes in foreign exchange rates, interest rates and commodity prices. The Company assesses these risks by continually monitoring changes in these exposures and by evaluating hedging opportunities. Derivative financial instruments utilized by the Company to hedge these risks are comprised principally of foreign exchange contracts, interest rate swaps, cross currency swaps and commodity derivatives. The Company does not hold or issue derivative financial instruments for trading purpose.

Amounts included in accumulated other comprehensive income (loss) at March 31, 2010 and September 30 are expected to be recognized in earnings principally over the next twelve months. The maximum term over which the Company is hedging exposures to the variability of cash flows for foreign currency exchange risk is approximately five months.

The Company is exposed to credit risk in the event of non-performance by counterparties to the derivative contracts, but such risk is considered mitigated by the high credit rating of the counterparties.

The contract amounts of foreign exchange contracts, interest rate swaps, cross currency swaps and commodity futures at March 31, 2010 and 2009 are as follows:

	Yen (millions)
	2010	2009
Forward:
To sell foreign currencies	375,430	334,586
To buy foreign currencies	196,439	190,495
Cross currency swaps	31,797	33,953
Interest rate swaps	33,702	—
Commodity futures:
To sell commodity	40,194	48,858
To buy commodity	113,682	168,527

The fair values of derivative instruments at March 31, 2010 are as follows:

	Yen (millions)
	Asset derivatives		Liability derivatives
	Consolidated balance sheet location	Fair value	Consolidated balance sheet location	Fair value
Derivatives designated as hedging instruments under ASC 815:
Foreign exchange contracts	Other current assets	415	Other current liabilities	(1,971)
Commodity futures	Other current assets	11,330	Other current liabilities	(3,345)

Total derivatives designated as hedging instruments under ASC 815		11,745		(5,316)

Derivatives not designated as hedging instruments under ASC 815:
Foreign exchange contracts	Other current assets	8,590	Other current liabilities	(2,307)
Cross currency swaps	—	—	Other current liabilities	(283)
Interest rate swaps	Other current assets	23	—	—
Commodity futures	Other current assets	1,231	Other current liabilities	(1,231)

Total derivatives not designated as hedging instruments under ASC 815		9,844		(3,821)

Total derivatives		21,589		(9,137)

The fair values of derivative instruments at March 31, 2009 are as follows:

	Yen (millions)
	Asset derivatives		Liability derivatives
	Consolidated balance sheet location	Fair value	Consolidated balance sheet location	Fair value
Derivatives designated as hedging instruments under ASC 815:
Foreign exchange contracts	Other current assets	2,299	Other current liabilities	(9,094)
Cross currency swaps	Other current assets	275	—	—
Commodity futures	Other current assets	9,285	Other current liabilities	(53,050)

Total derivatives designated as hedging instruments under ASC 815		11,859		(62,144)

Derivatives not designated as hedging instruments under ASC 815:
Foreign exchange contracts	Other current assets	204	Other current liabilities	(808)
Cross currency swaps	Other current assets	1,260	—	—
Commodity futures	Other current assets	4,670	Other current liabilities	(4,670)

Total derivatives not designated as hedging instruments under ASC 815		6,134		(5,478)

Total derivatives		17,993		(67,622)

The fair values of derivative instruments at September 30, 2010 are as follows:

	Yen (millions)
	Asset derivatives		Liability derivatives
	Consolidated balance sheet location	Fair value	Consolidated balance sheet location	Fair value
Derivatives designated as hedging instruments under ASC 815:
Foreign exchange contracts	Other current assets	5,101	Other current liabilities	(2,067)
Commodity futures	Other current assets	4,380	Other current liabilities	(786)

Total derivatives designated as hedging instruments under ASC 815		9,481		(2,853)

Derivatives not designated as hedging instruments under ASC 815:
Foreign exchange contracts	Other current assets	6,901	Other current liabilities	(12,269)
Cross currency swaps	—	—	Other current liabilities	(3,207)
Commodity futures	Other current assets	4,381	Other current liabilities	(4,381)

Total derivatives not designated as hedging instruments under ASC 815		11,282		(19,857)

Total derivatives		20,763		(22,710)

The effect of derivative instruments on the consolidated statement of operations for the year ended March 31, 2010 is as follows:

Yen (millions)
Hedging instruments in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Commodity futures	Other income (deductions)	41,003

Total		41,003

Yen (millions)
Related hedged items in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Trade accounts receivable (payable)	Other income (deductions)	(39,024)

Total		(39,024)

Fair value hedges resulted in gains of 1,979 million yen of ineffectiveness.

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Amount of gain or (loss) recognized in OCI on derivative (effective portion)	Location of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)
Foreign exchange contracts	(613)	Other income (deductions)	(4,599)
Cross currency swaps	(291)	Other income (deductions)	(16)
Commodity futures	3,611	Cost of sales	(42)

Total	2,707		(4,657)

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Location of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)
Foreign exchange contracts	Other income (deductions)	1,228
Cross currency swaps	—	—
Commodity futures	—	—

Total		1,228

Yen (millions)
Derivatives not designated as hedging instruments under ASC 815	Location of gain or (loss) recognized in operations on derivative	Amount of gain or (loss) recognized in operations on derivative
Foreign exchange contracts	Other income (deductions)	2,950
Cross currency swaps	Other income (deductions)	(1,543)
Interest rate swaps	Other income (deductions)	(3)
Commodity futures	Other income (deductions)	0

Total		1,404

The effect of derivative instruments on the consolidated statement of operations for the three months ended March 31, 2009 is as follows:

Yen (millions)
Hedging instruments in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Commodity futures	Other income (deductions)	5,700

Total		5,700

Yen (millions)
Related hedged items in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Trade accounts receivable (payable)	Other income (deductions)	(5,352)

Total		(5,352)

Fair value hedges resulted in gains of 348 million yen of ineffectiveness.

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Amount of gain or (loss) recognized in OCI on derivative (effective portion)	Location of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)
Foreign exchange contracts	(9,251)	Other income (deductions)	2,355
Cross currency swaps	(90)	Other income (deductions)	(16)
Commodity futures	2,484	Cost of sales	(1,879)

Total	(6,857)		460

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Location of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)
Foreign exchange contracts	Other income (deductions)	(1,226)
Cross currency swaps	—	—
Commodity futures	—	—

Total		(1,226)

Yen (millions)
Derivatives not designated as hedging instruments under ASC 815	Location of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)
Foreign exchange contracts	Other income (deductions)	814
Cross currency swaps	Other income (deductions)	1,624
Commodity futures	Other income (deductions)	0

Total		2,438

The effect of derivative instruments on the consolidated statement of operations for the six months ended September 30, 2010 is as follows:

Yen (millions)
Hedging instruments in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Commodity futures	Other income (deductions)	(7,774)

Total		(7,774)

Yen (millions)
Related hedged items in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Trade accounts receivable (payable)	Other income (deductions)	8,744

Total		8,744

Fair value hedges resulted in gains of 970 million yen of ineffectiveness.

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Amount of gain or (loss) recognized in OCI on derivative (effective portion)	Location of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)
Foreign exchange contracts	10,750	Other income (deductions)	7,641
Commodity futures	1,543	Cost of sales	268

Total	12,293		7,909

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Location of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)
Foreign exchange contracts	Other income (deductions)	628
Commodity futures	—	—

Total		628

Yen (millions)
Derivatives not designated as hedging instruments under ASC 815	Location of gain or (loss) recognized in operations on derivative	Amount of gain or (loss) recognized in operations on derivative
Foreign exchange contracts	Other income (deductions)	11,976
Cross currency swaps	Other income (deductions)	(2,924)
Interest rate swaps	Other income (deductions)	(23)
Commodity futures	Other income (deductions)	0

Total		9,029

The effect of derivative instruments on the consolidated statement of operations for the six months ended September 30, 2009 is as follows:

Yen (millions)
Hedging instruments in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Commodity futures	Other income (deductions)	22,743

Total		22,743

Yen (millions)
Related hedged items in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Trade accounts receivable (payable)	Other income (deductions)	(21,815)

Total		(21,815)

Fair value hedges resulted in gains of 928 million yen of ineffectiveness.

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Amount of gain or (loss) recognized in OCI on derivative (effective portion)	Location of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)
Foreign exchange contracts	2,992	Other income (deductions)	(5,772)
Cross currency swaps	(291)	Other income (deductions)	(16)
Commodity futures	2,756	Cost of sales	(1,020)

Total	5,457		(6,808)

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Location of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)
Foreign exchange contracts	Other income (deductions)	634
Cross currency swaps	—	—
Commodity futures	—	—

Total		634

Yen (millions)
Derivatives not designated as hedging instruments under ASC 815	Location of gain or (loss) recognized in operations on derivative	Amount of gain or (loss) recognized in operations on derivative
Foreign exchange contracts	Other income (deductions)	(8,720)
Cross currency swaps	Other income (deductions)	(647)
Commodity futures	Other income (deductions)	0

Total		(9,367)

Fair Value	6 Months Ended
Sep. 30, 2010
Fair Value
Fair Value
(18)	Fair Value

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

Cash and cash equivalents, Time deposits, Trade receivables, Short-term debt, Trade payables and Accrued expenses

The carrying amount approximates fair value because of the short maturity of these instruments.

Short-term investments

The fair value of short-term investments is estimated based on quoted market prices.

Investments and advances

The fair value of investments and advances is estimated based on quoted market prices or the present value of future cash flows using appropriate current discount rates.

Long-term debt

The fair value of long-term debt is estimated based on quoted market prices or the present value of future cash flows using appropriate current discount rates.

Derivative financial instruments

The fair value of derivative financial instruments, all of which are used for hedging purposes, is estimated based on unadjusted market prices or quotes obtained from brokers, which are periodically validated by pricing models using observable inactive market inputs.

The estimated fair values of financial instruments, all of which are held or issued for purposes other than trading, at March 31, 2010 and 2009 are as follows:

	Yen (millions)
	2010		2009
	Carrying amount	Fair value	Carrying amount	Fair value
Non-derivatives:
Assets:
Short-term investments	—	—	1,998	1,998
Other investments and advances	454,313	454,516	424,237	423,223
Liabilities:
Long-term debt, including current portion	(1,236,052)	(1,250,048)	(697,653)	(698,502)
Derivatives:
Other current assets:
Forward:
To sell foreign currencies	3,511	3,511	—	—
To buy foreign currencies	5,494	5,494	2,503	2,503
Cross currency swaps	—	—	1,535	1,535
Interest rate swaps	23	23	—	—
Commodity futures:
To sell commodity	—	—	13,955	13,955
To buy commodity	12,561	12,561	—	—
Other current liabilities:
Forward:
To sell foreign currencies	(2,390)	(2,390)	(9,902)	(9,902)
To buy foreign currencies	(1,888)	(1,888)	—	—
Cross currency swaps	(283)	(283)	—	—
Commodity futures:
To sell commodity	(4,576)	(4,576)	—	—
To buy commodity	—	—	(57,720)	(57,720)

The estimated fair values of financial instruments, all of which are held or issued for purposes other than trading, at September 30, 2010 are as follows:

	Yen (millions)
	September 30, 2010
	Carrying amount	Fair value
Non-derivatives:
Assets:
Other investments and advances	379,004	379,041
Liabilities:
Long-term debt, including current portion	(1,165,710)	(1,186,499)
Derivatives:
Other current assets:
Forward:
To sell foreign currencies	11,919	11,919
To buy foreign currencies	83	83
Commodity futures:
To sell commodity	11	11
To buy commodity	8,750	8,750
Other current liabilities:
Forward:
To sell foreign currencies	(218)	(218)
To buy foreign currencies	(14,118)	(14,118)
Cross currency swaps	(3,207)	(3,207)
Commodity futures:
To sell commodity	(5,156)	(5,156)
To buy commodity	(11)	(11)

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instruments. These estimates are subjective in nature and involve uncertainties and matters of significant judgments and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

The provisions of ASC 820 defines fair value and establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

Level 1—	Quoted prices (unadjusted) in active markets for identical assets.
Level 2—	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3—	Unobservable inputs for the asset or liability.

The following table presents assets and liabilities that are measured at fair value on a recurring basis at March 31, 2010 and 2009:

	Yen (millions)
	March 31, 2010
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Equity securities	379,358	—	—	379,358
Corporate and government bonds	—	3,961	—	3,961
Other debt securities	—	585	—	585

Total available-for-sale securities	379,358	4,546	—	383,904

Derivatives:
Foreign exchange contracts	—	9,005	—	9,005
Interest rate swaps	—	23	—	23
Commodity futures	12,561	—	—	12,561

Total derivatives	12,561	9,028	—	21,589

Total	391,919	13,574	—	405,493

Liabilities:
Derivatives:
Foreign exchange contracts	—	(4,278)	—	(4,278)
Cross currency swaps	—	(283)	—	(283)
Commodity futures	(3,345)	(1,231)	—	(4,576)

Total derivatives	(3,345)	(5,792)	—	(9,137)

Total	(3,345)	(5,792)	—	(9,137)

	Yen (millions)
	March 31, 2009
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Equity securities	284,356	—	—	284,356
Corporate and government bonds	—	6,393	—	6,393
Other debt securities	—	5,515	—	5,515
Derivatives	9,285	8,708	—	17,993

Total	293,641	20,616	—	314,257

Liabilities:
Derivatives	(57,720)	(9,902)	—	(67,622)

Total	(57,720)	(9,902)	—	(67,622)

The following table presents assets and liabilities that are measured at fair value on a recurring basis at September 30, 2010:

	Yen (millions)
	September 30, 2010
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Equity securities	307,701	—	—	307,701
Corporate and government bonds	—	2,180	—	2,180
Other debt securities	—	564	—	564

Total available-for-sale securities	307,701	2,744	—	310,445

Derivatives:
Foreign exchange contracts	—	12,002	—	12,002
Commodity futures	6,466	2,295	—	8,761

Total derivatives	6,466	14,297	—	20,763

Total	314,167	17,041	—	331,208

Liabilities:
Derivatives:
Foreign exchange contracts	—	(14,336)	—	(14,336)
Cross currency swaps	—	(3,207)	—	(3,207)
Commodity futures	(3,081)	(2,086)	—	(5,167)

Total derivatives	(3,081)	(19,629)	—	(22,710)

Total	(3,081)	(19,629)	—	(22,710)

The Company's existing marketable equity securities and commodity futures are included in Level 1, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Level 2 available-for-sale securities include all debt securities, which are valued using inputs other than quoted prices that are observable. Level 2 derivatives including foreign exchange contracts and commodity futures are valued using quotes obtained from brokers, which are periodically validated by pricing models using observable market inputs, such as foreign currency exchange rates and market prices for commodity futures.

The following table presents assets and liabilities that are measured at fair value on a nonrecurring basis for the years ended March 31, 2010 and 2009:

	Yen (millions)
	Year ended March 31, 2010
	Total gains (losses)	Fair value
		Level 1	Level 2	Level 3	Total
Assets:
Investments in associated companies	(3,605)	1,058	—	1,980	3,038
Long-lived assets	(79,259)	—	—	27,800	27,800
Goodwill	(3,745)	—	—	0	0

	Yen (millions)
	Year ended March 31, 2009
	Total gains (losses)	Fair value
		Level 1	Level 2	Level 3	Total
Assets:
Investments in associated companies	(18,121)	9,326	—	2,151	11,477

During the year ended March 31, 2010, the Company classified most of assets described above in Level 3 as the Company used unobservable inputs to value these assets when recognizing impairment losses related to the assets. The fair value for the major assets was measured through estimated future cash flows. The Company classified certain investments in Level 1 as the Company used an unadjusted quoted market price in active markets as input to value the investment.

During the year ended March 31, 2009, the Company classified the impaired security, representing a substantial portion of the write-down, in Level 1 as the Company used an unadjusted quoted market price in active markets as input to value the investment. The remaining impaired security is classified in Level 3 as the Company used unobservable inputs to value the investment.

The following table presents significant assets and liabilities that are measured at fair value on a nonrecurring basis for the six months ended September 30, 2010 and 2009:

	Yen (millions)
	Six months ended September 30, 2010
	Total gains (losses)	Fair value
		Level 1	Level 2	Level 3	Total
Assets:
Investments in associated companies	(8,318)	23,196	—	2,933	26,129

	Yen (millions)
	Six months ended September 30, 2009
	Total gains (losses)	Fair value
		Level 1	Level 2	Level 3	Total
Assets:
Investments in associated companies	(2,151)	—	—	0	0
Long-lived assets	(7,559)	—	—	1,720	1,720

During the six months ended September 30, 2010, the Company classified the impaired security, representing a substantial portion of the write-down, in Level 1 as the Company used an unadjusted quoted market price in active markets as input to value the investment. The remaining impaired security is classified in Level 3 as the Company used unobservable inputs to value the investment.

During the six months ended September 30, 2009, the Company classified the assets described above in Level 3, as the Company used unobservable inputs to value these assets with the recognition of impairment losses related to the assets. The fair value for the major assets of them was measured by estimated future cash flows.

Commitments and Contingent Liabilities	6 Months Ended
Sep. 30, 2010
Commitments and Contingent Liabilities
Commitments and Contingent Liabilities
(19)	Commitments and Contingent Liabilities

The Company provides guarantees to third parties mainly on bank loans provided to associated companies and customers. The guarantees are made to enhance their credit. For each guarantee provided, the Company is required to perform under the guarantee if the guaranteed party defaults on a payment. Also, as discussed in Note 16, the Company sold certain trade receivables to independent third parties, some of which are with recourse. If the collectibility of those receivables with recourse becomes doubtful, the Company is obligated to assume the liabilities. At March 31, 2010, the maximum amount of undiscounted payments the Company would have to make in the event of default was 38,480 million yen. At September 30, 2010, the maximum amount of undiscounted payments the Company would have to make in the event of default is 40,541 million yen. The carrying amount of the liabilities recognized for the Company's obligations as a guarantor under those guarantees at March 31, 2010 and 2009 and September 30, 2010 were immaterial.

As discussed in Note 6, in connection with the sale and leaseback of certain machinery and equipment, the Company guarantees a specific value of the leased assets. For each guarantee provided, the Company is required to perform under the guarantee if certain conditions are met during or at the end of the lease term. At March 31, 2010, the maximum amount of undiscounted payments the Company would have to make in the event that these conditions were met was 40,528 million yen. At September 30, 2010, the maximum amount of undiscounted payments the Company would have to make in the event that these conditions are met is 48,358 million yen. The carrying amount of the liabilities recognized for the Company's obligations as a guarantor under those guarantees at March 31, 2010 and 2009 and September 30, 2010 were immaterial.

The Company issues contractual product warranties under which it generally guarantees the performance of products delivered and services rendered for a certain period or term. The change in accrued warranty costs for the years ended March 31, 2010 and 2009 are summarized as follows:

	Yen (millions)
	2010	2009
Balance at beginning of year	41,478	36,178
Change in consolidated subsidiaries	4,253	—
Liabilities accrued for warranties issued during the period	51,704	51,526
Warranty claims paid during the period	(45,489)	(45,797)
Changes in liabilities for pre-existing warranties during the period, including expirations	(640)	(429)

Balance at end of year	51,306	41,478

At March 31, 2010, commitments outstanding for the purchase of property, plant and equipment approximated 105,260 million yen.

Certain subsidiaries are under the contracts to purchase specific raw materials until 2020. At March 31, 2010, commitments outstanding for this contract approximated 113,210 million yen.

Liabilities for environmental remediation costs are recorded when it is probable that obligations have been incurred and the amounts can be reasonably estimated. In January 2003, the Company announced that disposed electric equipment that contained polychlorinated biphenyls (PCB equipment) might be buried in the ground of its four manufacturing facilities and one former manufacturing facility. The applicable laws require that PCB equipment be appropriately maintained and disposed of by July 2016. The Company has accrued estimated total cost of 9,513 million yen for necessary actions such as investigating whether the PCB equipment is buried at the facilities, including excavations, maintaining and disposing the PCB equipment that is already discovered, and soil remediation, since it represents management's best estimate or minimum of the cost, but the payments are not considered to be fixed and reliably determinable.

The Company and certain subsidiaries are under the term of leasehold interest contracts for lands of domestic factories and have obligations for restitution on their leaving. The asset retirement obligations cannot be reasonably estimated because the durations of use of the leased assets are not specified and there are no plans to undertake relocation in the future. Therefore the Company did not recognize asset retirement obligations.

The Company and certain of its subsidiaries are subject to a number of legal proceedings including civil litigations related to tax, products or intellectual properties, or governmental investigations. Since November 2007, the Company and MT Picture Display Co., Ltd. (MTPD), a subsidiary of the Company, are subject to investigations by government authorities, including the Japan Fair Trade Commission, the U.S. Department of Justice and the European Commission, in respect of alleged antitrust violations relating to cathode ray tubes (CRTs). Subsequent to these actions by the authorities, a number of class action lawsuits have been filed in the U.S. and Canada against the Company and certain of its subsidiaries. In October 2009, the Japan Fair Trade Commission issued a cease and desist order against MTPD and assessed a fine against its three subsidiaries in South East Asia, but each named company filed for a hearing to challenge the orders which is currently subject to proceedings. Since February 2009, the Company is subject to investigations by government authorities, including the U.S. Department of Justice and the European Commission, in respect of alleged antitrust violations relating to compressors for refrigerator use. Subsequent to these actions by the authorities, a number of class action lawsuits have been filed in the U.S. and Canada against the Company and certain of its subsidiaries. The Company has been cooperating with the various governmental investigations. Depending upon the outcome of these different proceedings, the Company and certain of its subsidiaries may be subject to an uncertain amount of fines, and accordingly the Company has accrued for certain probable and reasonable estimated amounts for the fines. On September 30, 2010, the Company has entered into a plea agreement with the U.S. Department of Justice to resolve alleged antitrust violations relating to compressors for refrigerator use. This agreement did not have a material effect on the Company's consolidated financial statements. Other than those above, there are a number of legal actions against the Company and certain subsidiaries. Management is of the opinion that damages, if any, resulting from these actions will not have a material effect on the Company's consolidated financial statements.

Segment Information	6 Months Ended
Sep. 30, 2010
Segment Information
Segment Information
(20)	Segment Information

In accordance with the provisions of ASC 280, the segments reported below are the components of the Company for which separate financial information is available that is evaluated regularly by the chief operating decision maker of the Company in deciding how to allocate resources and in assessing performance.

Business segments correspond to categories of activity classified primarily by markets, products and brand names. "Digital AVC Networks" includes video and audio equipment, and information and communications equipment. "Home Appliances" includes household equipment. "PEW and PanaHome" includes electrical supplies, electric products, building materials and equipment, and housing business. "Components and Devices" includes semiconductors, electronic components, batteries and electric motors. "SANYO" includes solar cells, lithium-ion batteries, optical pickups, and others. "Other" includes electronic-parts-mounting machines, industrial robots and industrial equipment.

The Company has changed the internal business transactions between Global Procurement Service Company and other segments since April 1, 2008. Accordingly, segment information for "Other" and "Corporate and eliminations" of fiscal 2008 have been reclassified to conform to the presentation for fiscal 2010 and 2009 and six months ended September 30, 2010.

The Company transferred its motor business to Home Appliances on April 1, 2010. Accordingly, segment information for "Home Appliances" and "Components and Devices" of fiscal 2010, 2009 and 2008 and six months ended September 30, 2009 have been reclassified to conform to the presentation for six months ended September 30, 2010.

Information by segment for the three years ended March 31, 2010 and six months ended September 30, 2010 and 2009 is shown in the tables below:

By Business Segment:

	Yen (millions)
	Year ended March 31,			Six months ended September 30,
	2010	2009	2008	2010	2009
				(Unaudited)
Sales:
Digital AVC Networks:
Customers	3,360,278	3,701,996	4,267,217	1,628,103	1,584,014
Intersegment	49,223	46,961	52,377	29,725	20,056

Total	3,409,501	3,748,957	4,319,594	1,657,828	1,604,070
Home Appliances:
Customers	1,005,756	1,066,028	1,200,396	539,143	498,569
Intersegment	198,443	224,281	204,981	97,532	96,339

Total	1,204,199	1,290,309	1,405,377	636,675	594,908
PEW and PanaHome:
Customers	1,573,393	1,717,168	1,854,023	807,859	751,041
Intersegment	58,720	49,094	56,269	26,187	22,683

Total	1,632,113	1,766,262	1,910,292	834,046	773,724
Components and Devices:
Customers	643,093	723,691	915,055	323,747	320,527
Intersegment	288,395	321,226	374,074	157,185	136,298

Total	931,488	1,044,917	1,289,129	480,932	456,825
SANYO:
Customers	399,888	—	—	814,575	—
Intersegment	4,953	—	—	15,095	—

Total	404,841	—	—	829,670	—
Other:
Customers	435,572	556,624	650,941	254,521	179,145
Intersegment	576,582	515,114	433,313	305,831	266,951

Total	1,012,154	1,071,738	1,084,254	560,352	446,096
JVC:
Customers	—	—	181,296	—	—
Intersegment	—	—	1,846	—	—

Total	—	—	183,142	—	—
Eliminations	(1,176,316)	(1,156,676)	(1,122,860)	(631,555)	(542,327)

Consolidated total	7,417,980	7,765,507	9,068,928	4,367,948	3,333,296

	Yen (millions)
	Year ended March 31,			Six months ended September 30,
	2010	2009	2008	2010	2009
Segment profit (loss):
Digital AVC Networks	87,289	3,176	252,239	61,269	12,748
Home Appliances	66,074	46,808	92,474	49,164	26,663
PEW and PanaHome	34,742	40,081	96,405	30,832	4,174
Components and Devices	36,535	9,318	98,891	25,471	3,626
SANYO	(730)	—	—	6,079	—
Other	19,727	23,927	64,205	22,976	2,131
JVC	—	—	(9,672)	—	—
Corporate and eliminations	(53,184)	(50,437)	(75,061)	(26,823)	(20,485)

Total segment profit	190,453	72,873	519,481	168,968	28,857

Interest income	12,348	23,477	34,371	5,717	6,044
Dividends received	6,746	11,486	10,317	3,483	4,103
Other income	47,896	52,709	70,460	30,260	16,603
Interest expense	(25,718)	(19,386)	(20,357)	(14,285)	(11,566)
Other deductions	(261,040)	(523,793)	(179,279)	(49,590)	(70,494)

Consolidated income (loss) before income taxes	(29,315)	(382,634)	434,993	144,553	(26,453)

	Yen (millions)
	Year ended March 31,
	2010	2009	2008
Identifiable assets:
Digital AVC Networks	2,127,042	2,016,112	2,592,856
Home Appliances	724,955	758,426	837,771
PEW and PanaHome	1,252,243	1,258,465	1,356,588
Components and Devices	772,457	857,582	934,727
SANYO	2,435,829	—	—
Other	239,736	216,411	416,217
JVC	—	—	—
Corporate and eliminations	805,795	1,296,320	1,305,455

Consolidated total	8,358,057	6,403,316	7,443,614

Depreciation (including intangibles other than goodwill):
Digital AVC Networks	85,364	142,026	91,607
Home Appliances	31,368	38,730	41,141
PEW and PanaHome	49,180	51,906	44,124
Components and Devices	71,551	93,338	86,115
SANYO	28,877	—	—
Other	11,004	14,176	14,835
JVC	—	—	6,008
Corporate and eliminations	20,670	24,562	36,615

Consolidated total	298,014	364,738	320,445

Capital investment (including intangibles other than goodwill):
Digital AVC Networks	258,999	250,891	228,358
Home Appliances	37,456	59,234	53,400
PEW and PanaHome	33,918	45,059	51,676
Components and Devices	86,268	138,946	134,528
SANYO	33,487	—	—
Other	7,988	12,262	13,331
JVC	—	—	3,542
Corporate and eliminations	6,203	27,652	18,625

Consolidated total	464,319	534,044	503,460

Corporate expenses include certain corporate R&D expenditures and general corporate expenses.

Corporate assets consist of cash and cash equivalents, time deposits, marketable securities in short-term investments, investments and advances and other assets related to unallocated expenses.

Intangibles mainly represent patents and software.

By Geographical Area:

Sales attributed to countries based upon the customer's location and property, plant and equipment are as follows:

	Yen (millions)
	Year ended March 31,			Six months ended September 30,
	2010	2009	2008	2010	2009
				(Unaudited)
Sales:
Japan	3,994,379	4,082,233	4,544,772	2,189,551	1,776,047
North and South America	917,898	996,647	1,250,677	553,354	424,582
Europe	771,251	962,981	1,212,971	427,637	353,095
Asia and Others	1,734,452	1,723,646	2,060,508	1,197,406	779,572

Consolidated total	7,417,980	7,765,507	9,068,928	4,367,948	3,333,296

United States included in North and South America	781,264	857,896	1,081,183	464,011	365,055
China included in Asia and Others	903,531	855,352	941,685	626,922	376,150

Property, plant and equipment:
Japan	1,571,914	1,230,868	1,353,421
North and South America	42,215	31,694	34,260
Europe	48,444	48,398	69,844
Asia and Others	293,448	263,870	299,848

Consolidated total	1,956,021	1,574,830	1,757,373

There are no individually material countries which should be separately disclosed in North and South America, Europe, and Asia and Others, except for the United States of America and China on sales. Transfers between business segments or geographic segments are made at arms-length prices. There are no sales to a single external major customer for the three years ended March 31, 2010 and for the six months ended September 30, 2010 and 2009.

The following information shows sales, geographical profit and identifiable assets which are attributed to geographic areas based on the country location of the Company or its subsidiaries for the three years ended March 31, 2010. In addition to the disclosure requirements under ASC 280, the Company discloses this information as supplemental information in light of the disclosure requirements of the Japanese Financial Instruments and Exchange Law, which a Japanese public company is subject to:

	Yen (millions)
	2010	2009	2008
Sales:
Japan:
Customers	4,324,430	4,435,587	4,908,850
Intersegment	1,542,034	1,617,969	1,880,654

Total	5,866,464	6,053,556	6,789,504
North and South America:
Customers	867,288	946,098	1,196,419
Intersegment	20,229	18,639	16,646

Total	887,517	964,737	1,213,065
Europe:
Customers	742,226	934,525	1,170,932
Intersegment	15,960	34,977	47,300

Total	758,186	969,502	1,218,232
Asia and Others:
Customers	1,484,036	1,449,297	1,792,727
Intersegment	1,035,297	1,008,345	1,167,322

Total	2,519,333	2,457,642	2,960,049
Eliminations	(2,613,520)	(2,679,930)	(3,111,922)

Consolidated total	7,417,980	7,765,507	9,068,928

Geographical profit (loss):
Japan	146,866	72,673	422,071
North and South America	9,116	(2,783)	22,136
Europe	(23,225)	(30,451)	20,438
Asia and Others	113,491	82,611	125,056
Corporate and eliminations	(55,795)	(49,177)	(70,220)

Consolidated total	190,453	72,873	519,481

Identifiable assets:
Japan	5,950,513	3,957,637	4,410,600
North and South America	403,831	285,039	320,487
Europe	275,790	272,513	430,149
Asia and Others	1,372,983	935,440	1,208,534
Corporate and eliminations	354,940	952,687	1,073,844

Consolidated total	8,358,057	6,403,316	7,443,614

Subsequent Events	6 Months Ended
Sep. 30, 2010
Subsequent Events
Subsequent Events
(21)	Subsequent Events

Based on the board of directors meeting held on July 29, 2010, the Company conducted the tender offers for common shares of PEW and SANYO from August 23, 2010 through October 6, 2010. The aggregate purchase amount of the tender offers is 525.2 billion yen and, as a result of the tender offers, the equity ownership of the Company in PEW and SANYO is approximately 84% and 81%, respectively. Thereafter, the Company will make PEW and SANYO wholly-owned subsidiaries of the Company by around April 2011 by way of share exchanges.

Valuation and Qualifying Accounts and Reserves	6 Months Ended
Sep. 30, 2010
Valuation and Qualifying Accounts and Reserves
Valuation and Qualifying Accounts and Reserves

Schedule II

PANASONIC CORPORATION

AND SUBSIDIARIES

Valuation and Qualifying Accounts and Reserves

(In millions of yen)

Years ended March 31, 2010, 2009 and 2008

	Balance at beginning of period	Add	Deduct			Add (deduct)	Balance at end of period
		Charged to income	Change in consolidated subsidiaries	Bad debts written off	Reversal	Cumulative translation adjustments
Allowance for doubtful receivables:
2010	21,131	10,862	—	4,234	3,623	22	24,158
2009	20,868	10,538	—	3,246	5,436	(1,593)	21,131
2008	29,061	6,008	4,378	5,109	3,542	(1,172)	20,868